UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2011

1.807732.107

VCI-QTLY-0111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.8%
Autoliv, Inc.	2,565	$ 124,403
Gentex Corp.	10,800	259,740
		384,143
AUTOMOBILES - 2.3%
Automobile Manufacturers - 2.3%
Bayerische Motoren Werke AG (BMW)	3,095	207,189
Ford Motor Co. (a)	29,840	288,553
		495,742
DIVERSIFIED CONSUMER SERVICES - 2.7%
Specialized Consumer Services - 2.7%
Sotheby's Class A (Ltd. vtg.)	7,780	214,495
Steiner Leisure Ltd. (a)	1,421	57,934
Weight Watchers International, Inc.	5,045	293,871
		566,300
FOOD & STAPLES RETAILING - 0.5%
Hypermarkets & Super Centers - 0.5%
Costco Wholesale Corp.	1,401	115,050
HOTELS, RESTAURANTS & LEISURE - 19.0%
Casinos & Gaming - 2.9%
Las Vegas Sands Corp. (a)	10,028	384,474
Las Vegas Sands Corp. unit	373	240,305
		624,779
Hotels, Resorts & Cruise Lines - 2.4%
InterContinental Hotel Group PLC	6,800	110,291
Royal Caribbean Cruises Ltd.	7,100	153,644
Starwood Hotels & Resorts Worldwide, Inc.	6,482	251,631
		515,566
Restaurants - 13.7%
Arcos Dorados Holdings, Inc.	3,400	78,846
BJ's Restaurants, Inc. (a)	4,016	177,146
Bravo Brio Restaurant Group, Inc.	3,800	63,232
Darden Restaurants, Inc.	4,527	193,529
Dunkin' Brands Group, Inc. (a)(d)	2,900	80,330
Einstein Noah Restaurant Group, Inc.	671	8,609
McDonald's Corp.	12,072	1,060,163
Panera Bread Co. Class A (a)	1,407	146,244
Ruth's Hospitality Group, Inc. (a)	34,963	149,991
Starbucks Corp.	16,682	622,072
Texas Roadhouse, Inc. Class A (d)	25,795	341,010
		2,921,172
TOTAL HOTELS, RESTAURANTS & LEISURE		4,061,517
HOUSEHOLD DURABLES - 2.3%
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	5,400	284,094

	Shares	Value
Homebuilding - 1.0%
Lennar Corp. Class A	9,400	$ 127,276
Toll Brothers, Inc. (a)	5,694	82,164
		209,440
TOTAL HOUSEHOLD DURABLES		493,534
INTERNET & CATALOG RETAIL - 7.6%
Internet Retail - 7.6%
Amazon.com, Inc. (a)	7,056	1,525,718
Priceline.com, Inc. (a)	210	94,387
		1,620,105
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	414	212,953
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	5,444	177,529
MEDIA - 23.9%
Advertising - 1.0%
Interpublic Group of Companies, Inc.	29,092	209,462
Broadcasting - 2.3%
CBS Corp. Class B	16,500	336,270
Discovery Communications, Inc. (a)	4,300	161,766
		498,036
Cable & Satellite - 12.3%
Comcast Corp. Class A	18,200	380,380
DIRECTV (a)	19,443	821,467
DISH Network Corp. Class A (a)	6,000	150,360
Sirius XM Radio, Inc. (a)	184,016	277,864
Time Warner Cable, Inc.	8,042	503,992
Virgin Media, Inc.	19,900	484,565
		2,618,628
Movies & Entertainment - 8.3%
News Corp. Class A	6,900	106,743
The Walt Disney Co.	19,146	577,443
Time Warner, Inc.	22,805	683,466
Viacom, Inc. Class B (non-vtg.)	10,623	411,535
		1,779,187
TOTAL MEDIA		5,105,313
MULTILINE RETAIL - 4.8%
Department Stores - 0.4%
Marisa Lojas SA	8,500	98,014
General Merchandise Stores - 4.4%
Dollar Tree, Inc. (a)	4,043	303,670
Target Corp.	12,825	628,938
		932,608
TOTAL MULTILINE RETAIL		1,030,622
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 24.7%
Apparel Retail - 6.6%
Body Central Corp.	3,000	$ 54,480
Chico's FAS, Inc.	16,700	190,881
Foot Locker, Inc.	8,000	160,720
Inditex SA	528	45,529
Limited Brands, Inc.	10,060	387,411
TJX Companies, Inc.	8,708	483,033
Urban Outfitters, Inc. (a)	4,113	91,802
Workman Co. Ltd.	100	2,688
		1,416,544
Automotive Retail - 2.2%
Advance Auto Parts, Inc.	8,170	474,677
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	7,340	171,022
Home Improvement Retail - 8.8%
Home Depot, Inc.	30,000	986,100
Lowe's Companies, Inc.	40,211	777,681
Lumber Liquidators Holdings, Inc. (a)(d)	7,700	116,270
		1,880,051
Homefurnishing Retail - 3.2%
Bed Bath & Beyond, Inc. (a)	11,700	670,527
Specialty Stores - 3.1%
Tiffany & Co., Inc.	4,225	256,965
Tractor Supply Co.	4,223	264,149
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,300	143,129
		664,243
TOTAL SPECIALTY RETAIL		5,277,064
TEXTILES, APPAREL & LUXURY GOODS - 7.2%
Apparel, Accessories & Luxury Goods - 5.8%
Coach, Inc.	8,184	424,177
PVH Corp.	4,183	243,618

	Shares	Value
Titan Industries Ltd.	3,630	$ 15,401
Vera Bradley, Inc. (d)	4,300	155,015
VF Corp.	3,220	391,294
		1,229,505
Footwear - 1.4%
NIKE, Inc. Class B	3,548	303,389
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,532,894
TOTAL COMMON STOCKS (Cost $20,986,091)		21,072,766
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.12% (b)	180,776	180,776
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	779,975	779,975
TOTAL MONEY MARKET FUNDS (Cost $960,751)		960,751
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $21,946,842)	22,033,517
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(652,783)
NET ASSETS - 100%	$ 21,380,734
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169
Fidelity Securities Lending Cash Central Fund	2,879
Total	$ 3,048
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 21,072,766	$ 20,704,081	$ 368,685	$ -
Money Market Funds	960,751	960,751	-	-
Total Investments in Securities:	$ 22,033,517	$ 21,664,832	$ 368,685	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $22,205,711. Net unrealized depreciation aggregated $172,194, of which $2,288,970 related to appreciated investment securities and $2,461,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2011

1.856924.104

VCSP-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
BEVERAGES - 32.1%
Brewers - 6.3%
Anheuser-Busch InBev SA NV	20,266	$ 1,075,742
Carlsberg A/S Series B	1,600	95,286
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,500	199,225
Molson Coors Brewing Co. Class B	30,113	1,192,776
		2,563,029
Distillers & Vintners - 8.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	64,008	1,152,144
Diageo PLC sponsored ADR	14,187	1,077,219
Pernod-Ricard SA	9,655	761,011
Remy Cointreau SA	7,191	499,549
		3,489,923
Soft Drinks - 17.2%
Coca-Cola Bottling Co. Consolidated	2,293	127,170
Coca-Cola FEMSA SAB de CV sponsored ADR	2,270	201,417
Coca-Cola Icecek AS	11,173	152,095
Embotelladora Andina SA sponsored ADR	7,600	186,200
Fomento Economico Mexicano SAB de CV sponsored ADR	885	57,366
PepsiCo, Inc.	31,435	1,945,827
The Coca-Cola Co.	64,610	4,365,052
		7,035,127
TOTAL BEVERAGES		13,088,079
FOOD & STAPLES RETAILING - 9.9%
Drug Retail - 8.5%
CVS Caremark Corp.	69,442	2,331,862
Drogasil SA	15,484	92,608
Walgreen Co.	31,015	1,020,083
		3,444,553
Food Distributors - 0.3%
Chefs' Warehouse Holdings (a)	500	5,880
Sysco Corp.	3,000	77,700
United Natural Foods, Inc. (a)	1,400	51,856
		135,436
Food Retail - 0.4%
Fresh Market, Inc.	200	7,632
Safeway, Inc.	2,300	38,249
Susser Holdings Corp. (a)	749	14,928
The Pantry, Inc. (a)	9,838	119,335
		180,144

	Shares	Value
Hypermarkets & Super Centers - 0.7%
Carrefour SA	4,572	$ 104,992
Wal-Mart Stores, Inc.	3,464	179,782
		284,774
TOTAL FOOD & STAPLES RETAILING		4,044,907
FOOD PRODUCTS - 9.2%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	11,186	277,525
Bunge Ltd.	15,128	881,811
Cosan Ltd. Class A	1,500	14,205
Cresud S.A.C.I.F. y A. sponsored ADR	1,319	14,272
Origin Agritech Ltd. (a)	1,500	3,495
SLC Agricola SA	11,200	93,184
Viterra, Inc.	9,800	96,383
		1,380,875
Packaged Foods & Meats - 5.8%
Brasil Foods SA	200	3,422
Calavo Growers, Inc.	5,668	116,307
Cermaq ASA	2,900	31,125
Danone	554	34,292
Dean Foods Co. (a)	15,900	141,033
Green Mountain Coffee Roasters, Inc. (a)	2,594	241,086
Mead Johnson Nutrition Co. Class A	5,484	377,464
Nestle SA	9,120	504,095
Ralcorp Holdings, Inc. (a)	400	30,684
Unilever NV (NY Reg.) (d)	26,009	819,023
Want Want China Holdings Ltd.	71,000	64,301
		2,362,832
TOTAL FOOD PRODUCTS		3,743,707
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd.	200	6,610
HOUSEHOLD PRODUCTS - 19.6%
Household Products - 19.6%
Colgate-Palmolive Co.	10,757	953,931
Procter & Gamble Co.	107,522	6,793,240
Spectrum Brands Holdings, Inc. (a)	9,273	219,028
		7,966,199
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	17,444	341,902
Hypermarcas SA	9,800	46,056
L'Oreal SA	7,900	776,685
Natura Cosmeticos SA	3,900	66,348
Nu Skin Enterprises, Inc. Class A	4,900	198,548
		1,429,539
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	17,284	$ 1,101,164
TOBACCO - 16.6%
Tobacco - 16.6%
Altria Group, Inc.	69,576	1,865,333
British American Tobacco PLC sponsored ADR	43,132	3,654,574
KT&G Corp.	1,437	89,199
Lorillard, Inc.	1,400	154,980
Philip Morris International, Inc.	14,263	889,726
Souza Cruz Industria Comerico	11,300	113,661
		6,767,473
TOTAL COMMON STOCKS (Cost $37,959,780)		38,147,678
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.12% (b)	2,544,046	2,544,046
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	602,600	602,600
TOTAL MONEY MARKET FUNDS (Cost $3,146,646)		3,146,646
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $41,106,426)		41,294,324
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(537,885)
NET ASSETS - 100%		$ 40,756,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,672
Fidelity Securities Lending Cash Central Fund	1,969
Total	$ 3,641
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 38,147,678	$ 36,918,436	$ 1,229,242	$ -
Money Market Funds	3,146,646	3,146,646	-	-
Total Investments in Securities:	$ 41,294,324	$ 40,065,082	$ 1,229,242	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $41,253,824. Net unrealized appreciation aggregated $40,500, of which $2,536,293 related to appreciated investment securities and $2,495,793 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2011

1.864820.103

VIPEM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bailiwick of Jersey - 0.7%
Randgold Resources Ltd. sponsored ADR	5,600	$ 541,632
Bermuda - 1.6%
Cheung Kong Infrastructure Holdings Ltd.	79,000	460,239
CNPC (Hong Kong) Ltd.	278,000	382,564
Great Eagle Holdings Ltd.	87,431	188,656
NWS Holdings Ltd.	102,000	134,960
TOTAL BERMUDA		1,166,419
Brazil - 14.4%
Banco Bradesco SA (PN) sponsored ADR	97,140	1,436,701
Banco do Estado do Rio Grande do Sul SA	46,800	398,086
BR Malls Participacoes SA	37,500	382,974
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,900	977,735
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	20,400	473,939
Companhia de Saneamento de Minas Gerais	7,000	110,712
Eletropaulo Metropolitana SA (PN-B)	26,800	405,491
Embraer SA sponsored ADR	14,100	357,717
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	42,700	237,412
Localiza Rent A Car SA	24,600	325,646
Marcopolo SA (PN)	36,300	133,158
Mills Estruturas e Servicos de Engenharia SA	11,700	120,048
Multiplus SA	12,100	168,216
OGX Petroleo e Gas Participacoes SA (a)	92,100	563,078
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	17,700	179,729
(PN) sponsored ADR (non-vtg.)	62,748	1,300,139
Qualicorp SA	15,000	111,643
Tegma Gestao Logistica	22,000	238,597
Telecomunicacoes de Sao Paulo SA sponsored ADR	10,200	269,790
TIM Participacoes SA sponsored ADR (d)	31,465	741,315
Ultrapar Participacoes SA	25,100	393,647
Vale SA (PN-A) sponsored ADR	71,174	1,494,654
TOTAL BRAZIL		10,820,427
British Virgin Islands - 0.4%
Mail.ru Group Ltd.:
GDR (a)(e)	10,100	295,425
GDR (Reg. S)	800	23,400
TOTAL BRITISH VIRGIN ISLANDS		318,825
Canada - 1.0%
Eldorado Gold Corp.	30,894	531,944
First Quantum Minerals Ltd.	19,100	254,169
TOTAL CANADA		786,113

	Shares	Value
Cayman Islands - 3.5%
Central China Real Estate Ltd.	460,106	$ 90,599
Changyou.com Ltd. (A Shares) ADR (a)(d)	3,275	82,858
China Shangshui Cement Group Ltd.	577,000	390,566
Country Garden Holdings Co. Ltd.	840,000	232,188
Eurasia Drilling Co. Ltd. GDR (Reg. S)	19,185	350,126
EVA Precision Industrial Holdings Ltd.	860,000	214,371
Haitian International Holdings Ltd.	192,000	149,258
Kaisa Group Holdings Ltd. (a)	497,000	119,839
Shenguan Holdings Group Ltd.	478,000	242,695
Silver Base Group Holdings Ltd.	233,000	205,970
SOHO China Ltd.	441,500	278,739
TPK Holdings Co.	14,600	270,456
TOTAL CAYMAN ISLANDS		2,627,665
Chile - 1.0%
CFR Pharmaceuticals SA	1,397,894	300,422
Empresa Nacional de Telecomunicaciones SA (ENTEL)	23,062	442,475
TOTAL CHILE		742,897
China - 7.1%
Anhui Expressway Co. Ltd. (H Shares)	6,000	3,019
Baidu.com, Inc. sponsored ADR (a)	2,750	294,003
China Communications Construction Co. Ltd. (H Shares)	588,000	381,831
China Communications Services Corp. Ltd. (H Shares)	782,000	357,803
China Construction Bank Corp. (H Shares)	1,538,000	930,226
China Datang Corp. Renewable Power Co. Ltd. (a)	114,000	17,189
China Minsheng Banking Corp. Ltd. (H Shares)	782,500	475,971
China National Building Materials Co. Ltd. (H Shares)	256,000	215,739
China Petroleum & Chemical Corp.:
(H Shares)	350,000	336,594
sponsored ADR (H Shares)	2,400	229,920
China Southern Airlines Ltd. (H Shares) (a)	496,000	227,910
Great Wall Motor Co. Ltd. (H Shares)	211,500	240,862
Harbin Power Equipment Co. Ltd. (H Shares)	460,000	374,815
Industrial & Commercial Bank of China Ltd. (H Shares)	1,059,070	511,408
SINA Corp. (a)	2,680	191,915
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	624,000	221,957
Yantai Changyu Pioneer Wine Co. (B Shares)	31,999	343,584
TOTAL CHINA		5,354,746
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	17,500	674,374
Common Stocks - continued
	Shares	Value
Czech Republic - continued
Komercni Banka AS	1,400	$ 261,087
Philip Morris CR A/S	231	139,795
TOTAL CZECH REPUBLIC		1,075,256
Egypt - 0.5%
Commercial International Bank Ltd. sponsored GDR	89,850	341,430
Georgia - 0.2%
Bank of Georgia GDR (Reg. S)	10,948	135,755
Hong Kong - 5.6%
China Insurance International Holdings Co. Ltd. (a)	201,400	384,071
China Mobile (Hong Kong) Ltd.	211,000	2,062,562
China Power International Development Ltd.	1,756,000	318,107
CNOOC Ltd.	660,000	1,061,197
CNOOC Ltd. sponsored ADR	1,800	288,540
Dah Chong Hong Holdings Ltd.	73,000	74,927
TOTAL HONG KONG		4,189,404
India - 4.5%
Bank of Baroda	32,972	515,942
Bharti Airtel Ltd.	64,286	493,387
Housing Development Finance Corp. Ltd.	47,100	612,608
Indian Overseas Bank	125,567	236,262
Jain Irrigation Systems Ltd.	73,147	226,333
Punjab National Bank	8,095	157,041
Sintex Industries Ltd.	47,030	121,209
Tata Consultancy Services Ltd.	32,521	683,844
Thermax Ltd.	9,364	83,999
Ultratech Cement Ltd.	10,944	254,180
TOTAL INDIA		3,384,805
Indonesia - 5.4%
PT Astra International Tbk	124,500	889,990
PT Bank Negara Indonesia (Persero) Tbk	823,500	344,069
PT Bank Rakyat Indonesia Tbk	1,299,500	850,875
PT Bank Tabungan Negara Tbk	1,207,000	164,137
PT Bumi Serpong Damai Tbk	1,813,500	177,387
PT Ciputra Development Tbk	2,250,500	129,172
PT Gadjah Tunggal Tbk	434,000	120,230
PT Indofood Sukses Makmur Tbk	642,000	356,377
PT Indosat Tbk	613,300	362,780
PT Indosat Tbk sponsored ADR	1,673	47,781
PT Summarecon Agung Tbk	705,500	79,538
PT Tower Bersama Infrastructure Tbk	918,000	207,032
PT XL Axiata Tbk	614,500	344,077
TOTAL INDONESIA		4,073,445
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	6,400	337,664

	Shares	Value
Kazakhstan - 0.5%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	24,200	$ 354,772
Korea (South) - 21.4%
BS Financial Group, Inc. (a)	32,920	358,005
Cheil Worldwide, Inc.	17,880	279,404
CJ CGV Co. Ltd.	5,330	106,313
CJ Corp.	7,778	511,587
Daum Communications Corp.	1,929	230,717
Doosan Co. Ltd.	3,833	431,488
GS Holdings Corp.	8,892	420,266
Hana Financial Group, Inc.	20,530	595,399
Hankook Tire Co. Ltd.	6,700	224,922
Honam Petrochemical Corp.	1,449	346,860
Hyundai Department Store Co. Ltd.	4,024	561,562
Hyundai Fire & Marine Insurance Co. Ltd.	8,540	208,835
Hyundai Heavy Industries Co. Ltd.	2,716	628,941
Hyundai Hysco Co. Ltd.	8,200	314,613
Hyundai Mobis	2,762	780,279
Hyundai Motor Co.	9,150	1,595,452
Industrial Bank of Korea	50,740	587,543
Kia Motors Corp.	14,194	844,233
Korea Zinc Co. Ltd.	825	200,755
KT&G Corp.	12,650	785,228
LG Chemical Ltd.	1,835	485,137
LIG Non-Life Insurance Co. Ltd.	9,310	151,952
Lotte Samkang Co. Ltd.	835	212,283
Nong Shim Co. Ltd.	1,732	311,520
Paradise Co. Ltd.	41,211	287,101
Samsung Card Co. Ltd.	9,451	334,360
Samsung Electronics Co. Ltd.	4,150	2,890,279
Shinhan Financial Group Co. Ltd.	24,785	861,937
Shinsegae Co. Ltd.	352	81,102
SK Chemicals Co. Ltd.	4,743	254,942
Sungwoo Hitech Co. Ltd.	8,219	145,487
TOTAL KOREA (SOUTH)		16,028,502
Luxembourg - 0.7%
Millicom International Cellular SA (depositary receipt)	5,100	513,016
Malaysia - 0.8%
Axiata Group Bhd	348,200	498,639
RHB Capital Bhd	55,129	120,458
TOTAL MALAYSIA		619,097
Mauritius - 0.4%
Golden Agri-Resources Ltd.	642,000	297,233
Mexico - 0.3%
Embotelladoras Arca SAB de CC	55,600	232,078
Netherlands - 0.1%
Yandex NV	4,400	89,804
Common Stocks - continued
	Shares	Value
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	67,894	$ 274,971
Panama - 0.5%
Copa Holdings SA Class A	6,000	367,620
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	14,490	546,853
Philippines - 0.2%
Globe Telecom, Inc.	7,110	144,395
Poland - 0.6%
Polska Grupa Energetyczna SA	46,100	270,522
TVN SA	47,860	207,170
TOTAL POLAND		477,692
Portugal - 0.3%
Jeronimo Martins SGPS SA	15,700	247,160
Russia - 4.7%
Cherkizovo Group OJSC GDR (a)	11,100	156,508
Lukoil Oil Co. sponsored ADR	10,749	539,492
Mostotrest OAO (a)	15,030	72,193
OAO Gazprom sponsored ADR	50,100	478,455
OAO NOVATEK GDR	7,922	920,536
Rosneft Oil Co. OJSC GDR (Reg. S)	39,000	229,125
Sberbank (Savings Bank of the Russian Federation) (a)	290,600	636,632
Uralkali JSC GDR (Reg. S)	13,400	462,300
TOTAL RUSSIA		3,495,241
Singapore - 0.7%
Keppel Corp. Ltd.	47,300	277,507
Sakari Resources Ltd.	38,000	56,702
Wilmar International Ltd.	52,000	207,017
TOTAL SINGAPORE		541,226
South Africa - 2.2%
African Bank Investments Ltd.	109,600	447,679
Foschini Ltd.	44,423	466,939
Life Healthcare Group Holdings Ltd.	120,200	287,147
Mr Price Group Ltd.	29,900	249,037
Northam Platinum Ltd.	43,000	175,587
TOTAL SOUTH AFRICA		1,626,389
Taiwan - 7.1%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	8,710	36,756
Catcher Technology Co. Ltd.	84,000	481,092
Chroma ATE, Inc.	92,576	189,756
Formosa Plastics Corp.	229,000	603,878

	Shares	Value
Fubon Financial Holding Co. Ltd.	32,360	$ 33,427
HTC Corp.	24,057	528,390
Kinsus Interconnect Technology Corp.	69,000	222,992
Leofoo Development Co. Ltd. (a)	130,000	85,127
President Chain Store Corp.	86,000	484,500
SIMPLO Technology Co. Ltd.	31,000	190,463
Taishin Financial Holdings Co. Ltd.	1,440,429	551,209
Taiwan Cement Corp.	538,825	571,777
Taiwan Semiconductor Manufacturing Co. Ltd.	532,609	1,199,170
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,900	147,447
TOTAL TAIWAN		5,325,984
Thailand - 4.3%
Advanced Info Service PCL (For. Reg.)	185,400	753,130
Asian Property Development PCL (For. Reg.)	1,238,260	214,170
Banpu PCL (For. Reg.)	10,300	171,875
Charoen Pokphand Foods PCL (For. Reg.)	191,900	162,910
Glow Energy PCL (For. Reg.)	1,300	1,949
IRPC Public Co. Ltd.	99,000	10,996
Krung Thai Bank PCL (For. Reg.)	500,500	244,610
PTT Chemical PCL	16,100	50,584
PTT PCL (For. Reg.)	52,300	431,544
Siam Cement PCL (For. Reg.)	45,200	448,969
Siam Commercial Bank PCL (For. Reg.)	217,700	732,343
Total Access Communication PCL (For. Reg.)	400	939
TOTAL THAILAND		3,224,019
Turkey - 2.3%
Aygaz A/S	40,409	209,160
Koc Holding AS	73,370	273,181
Tofas Turk Otomobil Fabrikasi AS	49,658	177,412
Turkiye Garanti Bankasi AS	151,000	588,222
Turkiye Vakiflar Bankasi TAO	248,000	497,721
TOTAL TURKEY		1,745,696
United Kingdom - 0.5%
3Legs Resources PLC	18,253	53,239
International Personal Finance PLC	9,200	32,043
Kazakhmys PLC	23,500	290,667
TOTAL UNITED KINGDOM		375,949
United States of America - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	5,400	338,580
CTC Media, Inc.	21,870	194,643
TOTAL UNITED STATES OF AMERICA		533,223
TOTAL COMMON STOCKS (Cost $76,577,089)		72,957,403
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,324,268	$ 1,324,268
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,088,939	1,088,939
TOTAL MONEY MARKET FUNDS (Cost $2,413,207)		2,413,207
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $78,990,296)	75,370,610
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(314,945)
NET ASSETS - 100%	$ 75,055,665
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,425 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,322
Fidelity Securities Lending Cash Central Fund	9,816
Total	$ 11,138
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 16,028,502	$ -	$ 16,028,502	$ -
Brazil	10,820,427	10,820,427	-	-
China	5,354,746	715,838	4,638,908	-
Taiwan	5,325,984	184,203	5,141,781	-
Hong Kong	4,189,404	288,540	3,900,864	-
Indonesia	4,073,445	47,781	4,025,664	-
Russia	3,495,241	3,495,241	-	-
India	3,384,805	-	3,384,805	-
Thailand	3,224,019	-	3,224,019	-
Other	17,060,830	12,242,174	4,818,656	-
Money Market Funds	2,413,207	2,413,207	-	-
Total Investments in Securities:	$ 75,370,610	$ 30,207,411	$ 45,163,199	$ -
Transfers from Level 1 to Level 2 during the period were $28,709,258.
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $79,760,823. Net unrealized depreciation aggregated $4,390,213, of which $6,775,321 related to appreciated investment securities and $11,165,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

September 30, 2011

1.807722.107

VNR-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
LyondellBasell Industries NV Class A	136,490	$ 3,334,451
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Foster Wheeler AG (a)	45,043	801,315
Jacobs Engineering Group, Inc. (a)	63,300	2,043,957
		2,845,272
ENERGY EQUIPMENT & SERVICES - 27.6%
Oil & Gas Drilling - 10.2%
Discovery Offshore S.A. (a)(e)	190,900	284,571
Ensco International Ltd. ADR	345,466	13,967,190
Nabors Industries Ltd. (a)	47,500	582,350
Noble Corp.	171,821	5,042,946
Northern Offshore Ltd.	204,728	343,899
Ocean Rig UDW, Inc. (a)	107,400	1,627,110
Parker Drilling Co. (a)	253,130	1,111,241
Patterson-UTI Energy, Inc.	38,300	664,122
Rowan Companies, Inc. (a)	159,000	4,800,210
Transocean Ltd. (United States)	95,648	4,566,236
		32,989,875
Oil & Gas Equipment & Services - 17.4%
Baker Hughes, Inc.	180,825	8,346,882
Cal Dive International, Inc. (a)	88,736	169,486
Cameron International Corp. (a)	36,861	1,531,206
Compagnie Generale de Geophysique SA (a)	69,100	1,217,140
Core Laboratories NV	3,600	323,388
Dresser-Rand Group, Inc. (a)	28,200	1,142,946
Halliburton Co.	253,237	7,728,793
ION Geophysical Corp. (a)	41,800	197,714
Key Energy Services, Inc. (a)	68,779	652,713
National Oilwell Varco, Inc.	170,067	8,710,832
Oil States International, Inc. (a)	66,110	3,366,321
RPC, Inc. (d)	18,193	296,910
Schlumberger Ltd.	312,349	18,656,606
Schoeller-Bleckmann Oilfield Equipment AG	13,349	925,727
Superior Energy Services, Inc. (a)	32,054	841,097
Weatherford International Ltd. (a)	136,742	1,669,620
Willbros Group, Inc. (a)	81,733	340,827
		56,118,208
TOTAL ENERGY EQUIPMENT & SERVICES		89,108,083
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Grande Cache Coal Corp. (a)	54,337	215,627

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 69.4%
Coal & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. (a)	256,571	$ 4,538,741
Integrated Oil & Gas - 40.5%
Chevron Corp.	440,813	40,784,019
Exxon Mobil Corp.	602,159	43,734,805
Hess Corp.	319,083	16,739,094
Occidental Petroleum Corp.	242,193	17,316,800
Royal Dutch Shell PLC Class A sponsored ADR	93,495	5,751,812
Suncor Energy, Inc.	262,500	6,700,849
		131,027,379
Oil & Gas Exploration & Production - 14.6%
Anadarko Petroleum Corp.	57,698	3,637,859
Apache Corp.	64,019	5,136,885
Bankers Petroleum Ltd. (a)	229,600	766,574
Berry Petroleum Co. Class A	50,755	1,795,712
Brigham Exploration Co. (a)	29,700	750,222
Cabot Oil & Gas Corp.	6,700	414,797
Carrizo Oil & Gas, Inc. (a)	27,290	588,100
Chesapeake Energy Corp.	31,200	797,160
Clayton Williams Energy, Inc. (a)(d)	6,600	282,546
Comstock Resources, Inc. (a)	19,000	293,740
EV Energy Partners LP	35,849	2,569,656
EXCO Resources, Inc.	33,000	353,760
Gran Tierra Energy, Inc. (Canada) (a)	548,900	2,602,340
Marathon Oil Corp.	420,225	9,068,456
Newfield Exploration Co. (a)	46,924	1,862,414
Niko Resources Ltd.	9,000	370,628
Noble Energy, Inc.	48,516	3,434,933
Northern Oil & Gas, Inc. (a)	29,142	565,063
Oasis Petroleum, Inc. (a)(d)	37,720	842,288
Pacific Rubiales Energy Corp.	43,400	919,088
Painted Pony Petroleum Ltd. Class A (a)	56,600	592,294
Petroleum Development Corp. (a)	26,800	519,652
Petrominerales Ltd. (d)	26,633	523,361
Pioneer Natural Resources Co.	57,234	3,764,280
SM Energy Co.	15,700	952,205
Stone Energy Corp. (a)	21,396	346,829
Talisman Energy, Inc.	80,600	990,297
Whiting Petroleum Corp. (a)	66,366	2,328,119
		47,069,258
Oil & Gas Refining & Marketing - 11.6%
CVR Energy, Inc. (a)	263,494	5,570,263
HollyFrontier Corp.	440,703	11,555,233
Keyera Corp.	20,200	874,826
Marathon Petroleum Corp.	252,462	6,831,622
Tesoro Corp. (a)	247,317	4,815,262
Valero Energy Corp.	350,465	6,231,268
Western Refining, Inc. (a)(d)	121,194	1,510,077
		37,388,551
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 1.3%
Atlas Energy LP	10,363	$ 192,441
Atlas Pipeline Partners, LP	53,328	1,592,907
El Paso Corp.	69,700	1,218,356
Williams Companies, Inc.	49,300	1,199,962
		4,203,666
TOTAL OIL, GAS & CONSUMABLE FUELS		224,227,595
TOTAL COMMON STOCKS (Cost $350,880,089)		319,731,028
Convertible Bonds - 0.1%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	156,600
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	3,173,221	$ 3,173,221
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,727,312	2,727,312
TOTAL MONEY MARKET FUNDS (Cost $5,900,533)		5,900,533
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $356,960,622)	325,788,161
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,627,355)
NET ASSETS - 100%	$ 323,160,806
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,571 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,577
Fidelity Securities Lending Cash Central Fund	17,167
Total	$ 21,744
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 319,731,028	$ 318,513,888	$ 1,217,140	$ -
Convertible Bonds	156,600	-	156,600	-
Money Market Funds	5,900,533	5,900,533	-	-
Total Investments in Securities:	$ 325,788,161	$ 324,414,421	$ 1,373,740	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 200,308
Total Realized Gain (Loss)	(47,206)
Total Unrealized Gain (Loss)	38,184
Cost of Purchases	-
Proceeds of Sales	(191,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $360,682,867. Net unrealized depreciation aggregated $34,894,706, of which $31,722,448 related to appreciated investment securities and $66,617,154 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2011

1.807734.107

VFS-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CAPITAL MARKETS - 28.1%
Asset Management & Custody Banks - 3.5%
Affiliated Managers Group, Inc. (a)	50	$ 3,903
Apollo Global Management LLC Class A	14,876	152,330
Bank of New York Mellon Corp.	100	1,859
BlackRock, Inc. Class A	171	25,310
Franklin Resources, Inc.	2,885	275,921
Invesco Ltd.	15,477	240,048
Julius Baer Group Ltd.	160	5,419
Legg Mason, Inc.	162	4,165
Northern Trust Corp.	1,700	59,466
State Street Corp.	2,900	93,264
The Blackstone Group LP	200	2,396
		864,081
Diversified Capital Markets - 9.6%
Deutsche Bank AG	8,100	280,686
Deutsche Bank AG (NY Shares)	23,400	809,874
HFF, Inc. (a)	200	1,748
UBS AG (a)	39,920	456,628
UBS AG (NY Shares) (a)	68,200	779,526
		2,328,462
Investment Banking & Brokerage - 15.0%
Charles Schwab Corp.	200	2,254
E*TRADE Financial Corp. (a)	112,156	1,021,741
Evercore Partners, Inc. Class A	16,046	365,849
GFI Group, Inc.	90,439	363,565
Goldman Sachs Group, Inc.	446	42,169
Investment Technology Group, Inc. (a)	2,604	25,493
Jefferies Group, Inc.	145	1,799
Lazard Ltd. Class A	27,198	573,878
Macquarie Group Ltd.	91	1,969
MF Global Holdings Ltd. (a)	56,947	235,191
Morgan Stanley	73,689	994,802
		3,628,710
TOTAL CAPITAL MARKETS		6,821,253
COMMERCIAL BANKS - 21.1%
Diversified Banks - 11.5%
Banco Bradesco SA (PN) sponsored ADR	8,900	131,631
Banco de Chile sponsored ADR (d)	1,200	83,820
Banco Macro SA sponsored ADR	100	2,001
Banco Pine SA	22	125
Banco Pine SA rights 10/10/11	1	0
Banco Santander SA (Brasil) ADR	600	4,392
BanColombia SA sponsored ADR	400	22,280
Bank of Baroda	825	12,910
Barclays PLC sponsored ADR	400	3,912
BNP Paribas SA	29,900	1,203,804
Comerica, Inc.	16,615	381,647
CorpBanca SA sponsored ADR	200	3,888
Grupo Financiero Galicia SA sponsored ADR	200	1,656

	Shares	Value
Guaranty Trust Bank PLC GDR (Reg. S)	1,200	$ 4,860
HSBC Holdings PLC sponsored ADR	100	3,804
Industrial & Commercial Bank of China Ltd. (H Shares)	41,000	19,798
Itau Unibanco Banco Multiplo SA sponsored ADR (d)	30,119	467,447
National Australia Bank Ltd.	59	1,254
Nordea Bank AB	200	1,637
PT Bank Central Asia Tbk	3,000	2,600
Raiffeisen International Bank-Holding AG	300	8,905
Standard Chartered PLC (United Kingdom)	577	11,583
Sumitomo Mitsui Financial Group, Inc.	500	14,089
Swedbank AB (A Shares)	1,800	20,086
The Jammu & Kashmir Bank Ltd.	1,677	27,366
The Toronto-Dominion Bank	1,800	128,076
U.S. Bancorp	2,300	54,142
UniCredit SpA	500	538
United Overseas Bank Ltd.	10,000	128,647
Wells Fargo & Co.	1,033	24,916
		2,771,814
Regional Banks - 9.6%
Banco Daycoval SA (PN)	100	452
BancTrust Financial Group, Inc. (a)	7,400	17,390
Bank of the Ozarks, Inc.	600	12,558
BB&T Corp.	600	12,798
Boston Private Financial Holdings, Inc.	500	2,940
Bridge Capital Holdings	11,030	110,962
Canadian Western Bank, Edmonton	500	12,248
Cape Bancorp, Inc. (a)	300	2,121
Cascade Bancorp (a)(d)	200	1,166
CIT Group, Inc. (a)	3,155	95,817
Citizens & Northern Corp.	100	1,486
City Holding Co.	100	2,699
City National Corp.	100	3,776
CNB Financial Corp., Pennsylvania	200	2,564
CoBiz, Inc.	41,320	184,700
Fifth Third Bancorp	500	5,050
First Commonwealth Financial Corp.	6,000	22,200
First Horizon National Corp.	300	1,788
First Interstate Bancsystem, Inc.	14,729	157,748
First Midwest Bancorp, Inc., Delaware	100	732
FNB Corp., Pennsylvania	2,600	22,282
Glacier Bancorp, Inc.	477	4,469
Huntington Bancshares, Inc.	42,792	205,402
KeyCorp	63,521	376,680
Landmark Bancorp, Inc.	89	1,417
MidWestOne Financial Group, Inc.	2	29
Northrim Bancorp, Inc.	462	8,940
Pacific Continental Corp.	700	4,963
PNC Financial Services Group, Inc.	130	6,265
PT Bank Tabungan Negara Tbk	345,500	46,984
Regions Financial Corp.	186,009	619,410
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Savannah Bancorp, Inc. (a)	3,451	$ 20,741
SunTrust Banks, Inc.	4,100	73,595
Susquehanna Bancshares, Inc.	16,156	88,373
SVB Financial Group (a)	24	888
Synovus Financial Corp. (d)	3,651	3,907
TCF Financial Corp.	255	2,336
Texas Capital Bancshares, Inc. (a)	600	13,710
Valley National Bancorp (d)	1,200	12,708
Virginia Commerce Bancorp, Inc. (a)	100	587
Washington Trust Bancorp, Inc.	100	1,978
Webster Financial Corp.	6,100	93,330
Western Alliance Bancorp. (a)	13,300	72,884
Zions Bancorporation	142	1,998
		2,335,071
TOTAL COMMERCIAL BANKS		5,106,885
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	200	2,469
CONSUMER FINANCE - 6.6%
Consumer Finance - 6.6%
Advance America Cash Advance Centers, Inc.	67,625	497,720
American Express Co.	72	3,233
Capital One Financial Corp.	1,301	51,559
EZCORP, Inc. (non-vtg.) Class A (a)	6,212	177,290
First Cash Financial Services, Inc. (a)	1,110	46,565
Green Dot Corp. Class A (a)(d)	2,220	69,530
Nelnet, Inc. Class A	200	3,756
Netspend Holdings, Inc.	299	1,537
PT Clipan Finance Indonesia Tbk	77,000	3,625
SLM Corp.	58,880	733,056
		1,587,871
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	180	4,963
DIVERSIFIED FINANCIAL SERVICES - 13.4%
Other Diversified Financial Services - 9.4%
Bank of America Corp.	39,579	242,223
Citigroup, Inc.	47,340	1,212,847
JPMorgan Chase & Co.	27,041	814,475
		2,269,545
Specialized Finance - 4.0%
BM&F Bovespa SA	41,800	195,333

	Shares	Value
CME Group, Inc.	613	$ 151,043
PHH Corp. (a)	39,610	636,929
		983,305
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,252,850
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	300	5,294
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.0%
MGM Mirage, Inc. (a)	200	1,858
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,100	42,702
TOTAL HOTELS, RESTAURANTS & LEISURE		44,560
INSURANCE - 12.6%
Life & Health Insurance - 4.5%
AFLAC, Inc.	21,201	740,975
Citizens, Inc. Class A (a)	500	3,205
CNO Financial Group, Inc. (a)	400	2,164
Delphi Financial Group, Inc. Class A	100	2,152
FBL Financial Group, Inc. Class A	100	2,662
Lincoln National Corp.	100	1,563
MetLife, Inc.	9,013	252,454
Phoenix Companies, Inc. (a)	1,300	1,586
Ping An Insurance Group Co. China Ltd. (H Shares)	500	2,796
Prudential Financial, Inc.	536	25,117
Resolution Ltd.	11,900	45,920
StanCorp Financial Group, Inc.	100	2,757
Symetra Financial Corp.	200	1,630
Unum Group	100	2,096
		1,087,077
Multi-Line Insurance - 0.2%
American International Group, Inc. (a)	100	2,195
Genworth Financial, Inc. Class A (a)	400	2,296
Hartford Financial Services Group, Inc.	1,400	22,596
Loews Corp.	800	27,640
		54,727
Property & Casualty Insurance - 6.3%
ACE Ltd.	4,000	242,400
Allstate Corp.	100	2,369
Assured Guaranty Ltd.	100	1,099
Axis Capital Holdings Ltd.	1,000	25,940
Berkshire Hathaway, Inc. Class B (a)	1,896	134,692
Fidelity National Financial, Inc. Class A	49,500	751,410
First American Financial Corp.	2,329	29,811
W.R. Berkley Corp.	1,000	29,690
XL Group PLC Class A	16,126	303,169
		1,520,580
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 1.6%
Arch Capital Group Ltd. (a)	2,393	$ 78,191
Montpelier Re Holdings Ltd.	200	3,536
Platinum Underwriters Holdings Ltd.	2,200	67,650
Validus Holdings Ltd.	9,960	248,203
		397,580
TOTAL INSURANCE		3,059,964
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
China Finance Online Co. Ltd. ADR (a)	15,374	30,441
IT SERVICES - 3.4%
Data Processing & Outsourced Services - 3.3%
Cielo SA	1,100	24,503
Fidelity National Information Services, Inc.	1,500	36,480
Fiserv, Inc. (a)	2,089	106,059
MasterCard, Inc. Class A	964	305,742
Redecard SA	16,000	217,756
The Western Union Co.	300	4,587
Total System Services, Inc.	300	5,079
VeriFone Systems, Inc. (a)	2,214	77,534
Visa, Inc. Class A	100	8,572
		786,312
IT Consulting & Other Services - 0.1%
Accenture PLC Class A	100	5,268
Cognizant Technology Solutions Corp. Class A (a)	426	26,710
		31,978
TOTAL IT SERVICES		818,290
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	65	1,998
REAL ESTATE INVESTMENT TRUSTS - 9.6%
Diversified REITs - 0.7%
American Assets Trust, Inc.	1,400	25,130
Colonial Properties Trust (SBI)	6,700	121,672
Vornado Realty Trust	200	14,924
		161,726
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	9,100	39,949
Stag Industrial, Inc.	300	3,060
		43,009
Mortgage REITs - 0.0%
American Capital Agency Corp.	46	1,247

	Shares	Value
American Capital Mortgage Investment Corp.	400	$ 6,680
Annaly Capital Management, Inc.	300	4,989
		12,916
Office REITs - 2.4%
Boston Properties, Inc.	1,400	124,740
Corporate Office Properties Trust (SBI)	100	2,178
Douglas Emmett, Inc.	2,300	39,330
Highwoods Properties, Inc. (SBI)	5,500	155,430
Lexington Corporate Properties Trust (d)	39,965	261,371
MPG Office Trust, Inc. (a)(d)	1,200	2,532
		585,581
Residential REITs - 3.0%
American Campus Communities, Inc.	900	33,489
Apartment Investment & Management Co. Class A	6,497	143,714
AvalonBay Communities, Inc.	1,100	125,455
Camden Property Trust (SBI)	4,100	226,566
Campus Crest Communities, Inc.	300	3,264
Essex Property Trust, Inc.	52	6,242
Home Properties, Inc.	500	28,380
Post Properties, Inc.	2,500	86,850
UDR, Inc.	3,005	66,531
		720,491
Retail REITs - 0.6%
Federal Realty Investment Trust (SBI)	1,500	123,615
Kimco Realty Corp.	200	3,006
Simon Property Group, Inc.	253	27,825
		154,446
Specialized REITs - 2.7%
CubeSmart	3,000	25,590
HCP, Inc.	2,006	70,330
Host Hotels & Resorts, Inc.	200	2,188
Public Storage	2,131	237,287
Strategic Hotel & Resorts, Inc. (a)	30,038	129,464
Sunstone Hotel Investors, Inc. (a)	3,200	18,208
Ventas, Inc.	2,378	117,473
Weyerhaeuser Co.	3,100	48,205
		648,745
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,326,914
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 0.4%
BR Malls Participacoes SA	100	1,021
Castellum AB	6,800	83,559
Thomas Properties Group, Inc. (a)	500	1,140
		85,720
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	13,043	$ 175,559
Jones Lang LaSalle, Inc.	4,088	211,799
		387,358
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		473,078
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Home Depot, Inc.	1,360	44,703
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	200	1,542
Cheviot Financial Corp.	2,424	20,871
Hudson City Bancorp, Inc.	200	1,132
People's United Financial, Inc.	200	2,280
Washington Mutual, Inc. (a)	16,757	1,223
		27,048
TOTAL COMMON STOCKS (Cost $28,689,936)		23,608,581
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,000	$ 1,000
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	932,850	932,850
TOTAL MONEY MARKET FUNDS (Cost $933,850)		933,850
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $29,623,786)	24,542,431
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(295,705)
NET ASSETS - 100%	$ 24,246,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	2,452
Total	$ 2,453
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 23,608,581	$ 22,609,229	$ 999,352	$ -
Money Market Funds	933,850	933,850	-	-
Total Investments in Securities:	$ 24,542,431	$ 23,543,079	$ 999,352	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $30,399,991. Net unrealized depreciation aggregated $5,857,560, of which $346,861 related to appreciated investment securities and $6,204,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2011

1.808784.107

VIPGR-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	200	$ 4,878
Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,100	48,237
Weight Watchers International, Inc.	4,100	238,825
		287,062
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	3,700	85,803
Brinker International, Inc.	7,800	163,176
Dunkin' Brands Group, Inc. (a)	100	2,770
Las Vegas Sands Corp. (a)	200	7,668
		259,417
Household Durables - 3.0%
D.R. Horton, Inc.	3,600	32,544
iRobot Corp. (a)	3,700	93,092
M.D.C. Holdings, Inc.	3,400	57,596
Meritage Homes Corp. (a)	3,853	58,334
Ryland Group, Inc.	3,700	39,405
Standard Pacific Corp. (a)	25,900	63,973
Tempur-Pedic International, Inc. (a)	10,800	568,188
		913,132
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	4,120	890,868
Netflix, Inc. (a)	200	22,632
Priceline.com, Inc. (a)	700	314,622
		1,228,122
Media - 0.8%
Discovery Communications, Inc. (a)	1,500	56,430
Pandora Media, Inc.	100	1,465
Time Warner, Inc.	4,800	143,856
Valassis Communications, Inc. (a)	2,300	43,102
		244,853
Multiline Retail - 1.5%
Dollar General Corp. (a)	5,500	207,680
Dollar Tree, Inc. (a)	3,500	262,885
		470,565
Specialty Retail - 3.6%
Express, Inc.	200	4,058
Limited Brands, Inc.	3,600	138,636
Sally Beauty Holdings, Inc. (a)	18,300	303,780
TJX Companies, Inc.	9,900	549,153
Urban Outfitters, Inc. (a)	100	2,232
Vitamin Shoppe, Inc. (a)	2,900	108,576
		1,106,435
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	900	83,934
lululemon athletica, Inc. (a)	600	29,190

	Shares	Value
PVH Corp.	4,100	$ 238,784
Samsonite International SA	18,900	26,376
		378,284
TOTAL CONSUMER DISCRETIONARY		4,892,748
CONSUMER STAPLES - 11.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	1,828	97,032
Dr Pepper Snapple Group, Inc.	4,900	190,022
PepsiCo, Inc.	1,700	105,230
SABMiller PLC	1,900	62,456
The Coca-Cola Co.	2,950	199,302
		654,042
Food & Staples Retailing - 0.6%
Wal-Mart de Mexico SA de CV Series V	12,500	28,805
Whole Foods Market, Inc.	2,600	169,806
		198,611
Food Products - 3.1%
Danone sponsored ADR	11,300	140,346
Green Mountain Coffee Roasters, Inc. (a)	7,100	659,874
Mead Johnson Nutrition Co. Class A	1,300	89,479
Nestle SA sponsored ADR	1,100	60,610
SunOpta, Inc. (a)	400	1,972
		952,281
Household Products - 1.7%
Colgate-Palmolive Co.	4,200	372,456
Kimberly-Clark Corp.	100	7,101
Procter & Gamble Co.	2,400	151,632
		531,189
Personal Products - 3.7%
Estee Lauder Companies, Inc. Class A	900	79,056
Herbalife Ltd.	6,900	369,840
Nu Skin Enterprises, Inc. Class A	2,000	81,040
Schiff Nutrition International, Inc.	54,828	607,494
		1,137,430
TOTAL CONSUMER STAPLES		3,473,553
ENERGY - 9.8%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	2,900	133,864
Dresser-Rand Group, Inc. (a)	2,400	97,272
Halliburton Co.	4,700	143,444
Noble Corp.	2,700	79,245
Oceaneering International, Inc.	2,900	102,486
Schlumberger Ltd.	1,590	94,971
Transocean Ltd. (United States)	6,400	305,536
		956,818
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	3,252	57,528
Amyris, Inc.	2,100	42,504
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners, LP	1,600	$ 47,792
BP PLC sponsored ADR	1,400	50,498
Chesapeake Energy Corp.	2,500	63,875
Chevron Corp.	1,800	166,536
Exxon Mobil Corp.	13,790	1,001,568
Hess Corp.	2,800	146,888
HollyFrontier Corp.	4,200	110,124
Marathon Oil Corp.	2,400	51,792
Marathon Petroleum Corp.	1,650	44,649
Occidental Petroleum Corp.	2,000	143,000
Solazyme, Inc.	400	3,844
Southwestern Energy Co. (a)	2,600	86,658
Whiting Petroleum Corp. (a)	1,400	49,112
		2,066,368
TOTAL ENERGY		3,023,186
FINANCIALS - 2.8%
Capital Markets - 1.0%
Charles Schwab Corp.	6,500	73,255
HFF, Inc. (a)	1,900	16,606
Morgan Stanley	11,600	156,600
TD Ameritrade Holding Corp.	3,800	55,879
		302,340
Commercial Banks - 0.6%
Aozora Bank Ltd.	20,000	46,051
Barclays PLC	13,285	32,587
Comerica, Inc.	1,900	43,643
Wells Fargo & Co.	3,000	72,360
		194,641
Consumer Finance - 0.2%
SLM Corp.	5,200	64,740
Diversified Financial Services - 0.7%
Citigroup, Inc.	5,820	149,108
JPMorgan Chase & Co.	2,200	66,264
		215,372
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	3,300	44,418
Jones Lang LaSalle, Inc.	800	41,448
		85,866
TOTAL FINANCIALS		862,959
HEALTH CARE - 9.7%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	11,900	56,168
ADVENTRX Pharmaceuticals, Inc. (a)(d)	7,800	7,176
Alexion Pharmaceuticals, Inc. (a)	3,700	237,022
Amgen, Inc.	1,600	87,920

	Shares	Value
Amicus Therapeutics, Inc. (a)	21,317	$ 81,857
Amylin Pharmaceuticals, Inc. (a)	500	4,615
Ardea Biosciences, Inc. (a)	2,020	31,552
ARIAD Pharmaceuticals, Inc. (a)	9,900	87,021
ArQule, Inc. (a)	6,600	33,330
Biogen Idec, Inc. (a)	2,000	186,300
BioMarin Pharmaceutical, Inc. (a)	4,000	127,480
Dynavax Technologies Corp. (a)	17,900	33,294
Exelixis, Inc. (a)	5,300	28,938
Geron Corp. (a)	13,000	27,560
Gilead Sciences, Inc. (a)	6,200	240,560
Inhibitex, Inc. (a)	10,900	26,814
Lexicon Pharmaceuticals, Inc. (a)	12,800	11,775
Neurocrine Biosciences, Inc. (a)	11,900	71,162
NPS Pharmaceuticals, Inc. (a)	3,800	24,738
Theravance, Inc. (a)	2,500	50,350
United Therapeutics Corp. (a)	1,300	48,737
		1,504,369
Health Care Equipment & Supplies - 0.6%
Alere, Inc. (a)	1,825	35,861
Edwards Lifesciences Corp. (a)	1,600	114,048
Mako Surgical Corp. (a)	800	27,376
Sirona Dental Systems, Inc. (a)	100	4,241
Stryker Corp.	100	4,713
		186,239
Health Care Providers & Services - 1.5%
Aetna, Inc.	900	32,715
Henry Schein, Inc. (a)	100	6,201
McKesson Corp.	2,600	189,020
Medco Health Solutions, Inc. (a)	3,900	182,871
WellPoint, Inc.	1,000	65,280
		476,087
Health Care Technology - 0.5%
athenahealth, Inc. (a)	1,000	59,550
Cerner Corp. (a)	1,600	109,632
		169,182
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	800	32,736
Thermo Fisher Scientific, Inc. (a)	3,000	151,920
		184,656
Pharmaceuticals - 1.6%
Auxilium Pharmaceuticals, Inc. (a)	700	10,493
AVANIR Pharmaceuticals Class A (a)(d)	19,800	56,628
Cadence Pharmaceuticals, Inc. (a)(d)	6,700	43,885
Elan Corp. PLC sponsored ADR (a)	8,800	92,664
Eli Lilly & Co.	4,200	155,274
Endocyte, Inc.	200	2,120
Impax Laboratories, Inc. (a)	900	16,119
MAP Pharmaceuticals, Inc. (a)	33	482
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	2,500	$ 34,600
Shire PLC sponsored ADR	800	75,144
		487,409
TOTAL HEALTH CARE		3,007,942
INDUSTRIALS - 12.0%
Aerospace & Defense - 4.5%
Esterline Technologies Corp. (a)	2,200	114,048
Precision Castparts Corp.	1,600	248,736
Raytheon Co.	1,700	69,479
Rockwell Collins, Inc.	4,400	232,144
Textron, Inc.	18,700	329,868
United Technologies Corp.	5,800	408,088
		1,402,363
Airlines - 0.4%
Copa Holdings SA Class A	1,300	79,651
Southwest Airlines Co.	7,200	57,888
		137,539
Building Products - 0.1%
Armstrong World Industries, Inc.	1,000	34,440
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	200	2,990
Construction & Engineering - 0.7%
Fluor Corp.	3,400	158,270
Jacobs Engineering Group, Inc. (a)	1,500	48,435
KBR, Inc.	600	14,178
		220,883
Electrical Equipment - 0.5%
Alstom SA	2,965	98,816
Emerson Electric Co.	900	37,179
Regal-Beloit Corp.	300	13,614
		149,609
Industrial Conglomerates - 0.8%
General Electric Co.	15,400	234,696
Machinery - 2.3%
Cummins, Inc.	3,200	261,312
Fanuc Corp.	100	13,775
Ingersoll-Rand Co. Ltd.	11,900	334,271
Pall Corp.	1,800	76,320
WABCO Holdings, Inc. (a)	200	7,572
Wabtec Corp.	300	15,861
		709,111
Professional Services - 2.0%
IHS, Inc. Class A (a)	1,500	112,215
Kforce, Inc. (a)	2,800	27,468
Manpower, Inc.	1,600	53,792

	Shares	Value
Robert Half International, Inc.	4,100	$ 87,002
Towers Watson & Co.	5,500	328,790
		609,267
Road & Rail - 0.4%
Union Pacific Corp.	1,400	114,338
Trading Companies & Distributors - 0.3%
Mills Estruturas e Servicos de Engenharia SA	1,000	10,261
WESCO International, Inc. (a)	2,800	93,940
		104,201
TOTAL INDUSTRIALS		3,719,437
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 3.2%
Cisco Systems, Inc.	8,400	130,116
Juniper Networks, Inc. (a)	12,700	219,202
Motorola Solutions, Inc.	100	4,190
Polycom, Inc. (a)	2,000	36,740
QUALCOMM, Inc.	11,300	549,519
Riverbed Technology, Inc. (a)	1,900	37,924
		977,691
Computers & Peripherals - 9.2%
Apple, Inc. (a)	7,260	2,767,369
EMC Corp. (a)	100	2,099
SanDisk Corp. (a)	1,600	64,560
Seagate Technology	2,800	28,784
		2,862,812
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (a)	1,000	106,910
eBay, Inc. (a)	7,300	215,277
Facebook, Inc. Class B (a)(e)	1,414	35,350
Google, Inc. Class A (a)	2,270	1,167,643
Mail.ru Group Ltd. GDR (Reg. S)	900	26,325
Monster Worldwide, Inc. (a)	2,700	19,386
Rackspace Hosting, Inc. (a)	8,900	303,846
Travelzoo, Inc. (a)(d)	500	10,995
Yandex NV	1,100	22,451
		1,908,183
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	12,060	756,162
International Business Machines Corp.	1,600	280,048
MasterCard, Inc. Class A	300	95,148
Virtusa Corp. (a)	4,500	59,400
		1,190,758
Office Electronics - 0.1%
Xerox Corp.	2,800	19,516
Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies Ltd.	1,600	52,432
Broadcom Corp. Class A	1,900	63,251
Cymer, Inc. (a)	800	29,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Holdings I Ltd.	1,900	$ 20,957
GT Advanced Technologies, Inc. (a)(d)	9,200	64,584
Inphi Corp.	100	877
Marvell Technology Group Ltd. (a)	12,600	183,078
NVIDIA Corp. (a)	7,100	88,750
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	900	10,287
		513,960
Software - 7.2%
Citrix Systems, Inc. (a)	1,800	98,154
Informatica Corp. (a)	3,300	135,135
Intuit, Inc.	1,700	80,648
Microsoft Corp.	700	17,423
Oracle Corp.	32,500	934,050
Red Hat, Inc. (a)	2,900	122,554
Rovi Corp. (a)	3,400	146,132
salesforce.com, Inc. (a)	4,300	491,404
Solera Holdings, Inc.	2,700	136,350
VMware, Inc. Class A (a)	900	72,342
		2,234,192
TOTAL INFORMATION TECHNOLOGY		9,707,112
MATERIALS - 5.1%
Chemicals - 2.1%
Albemarle Corp.	1,700	68,680
Ashland, Inc.	2,700	119,178
CF Industries Holdings, Inc.	1,400	172,746
Innophos Holdings, Inc.	1,800	71,766
LyondellBasell Industries NV Class A	4,700	114,821
Olin Corp.	1,700	30,617
W.R. Grace & Co. (a)	2,400	79,920
		657,728
Metals & Mining - 3.0%
Alcoa, Inc.	3,500	33,495
AngloGold Ashanti Ltd. sponsored ADR	2,000	82,720
Barrick Gold Corp.	3,200	149,911
Freeport-McMoRan Copper & Gold, Inc.	1,700	51,765
Goldcorp, Inc.	3,700	169,664
Ivanhoe Mines Ltd. (a)	8,100	111,652
Kinross Gold Corp.	4,900	72,778
Newcrest Mining Ltd.	1,927	63,546
Newmont Mining Corp.	2,800	176,120
		911,651
TOTAL MATERIALS		1,569,379
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	8,400	451,920

	Shares	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. (a)	1,700	$ 16,592
TOTAL COMMON STOCKS (Cost $30,413,160)		30,724,828
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $27,645)	200	26,809
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.12% (b)	167,142	167,142
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	119,050	119,050
TOTAL MONEY MARKET FUNDS (Cost $286,192)		286,192
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $30,726,997)	31,037,829
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(85,668)
NET ASSETS - 100%	$ 30,952,161
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,350 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 35,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 674
Fidelity Securities Lending Cash Central Fund	15,388
Total	$ 16,062
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,919,557	$ 4,893,181	$ 26,376	$ -
Consumer Staples	3,473,553	3,376,521	97,032	-
Energy	3,023,186	3,023,186	-	-
Financials	862,959	784,321	78,638	-
Health Care	3,007,942	3,007,942	-	-
Industrials	3,719,437	3,705,662	13,775	-
Information Technology	9,707,112	9,671,762	-	35,350
Materials	1,569,379	1,505,833	63,546	-
Telecommunication Services	451,920	451,920	-	-
Utilities	16,592	16,592	-	-
Money Market Funds	286,192	286,192	-	-
Total Investments in Securities:	$ 31,037,829	$ 30,723,112	$ 279,367	$ 35,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10)
Cost of Purchases	35,360
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 35,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (10)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $30,832,575. Net unrealized appreciation aggregated $205,254, of which $3,997,521 related to appreciated investment securities and $3,792,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2011

1.807727.107

VHC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
BIOTECHNOLOGY - 21.9%
Biotechnology - 21.9%
Achillion Pharmaceuticals, Inc. (a)(d)	52,000	$ 245,440
Acorda Therapeutics, Inc. (a)	33,400	666,664
Alexion Pharmaceuticals, Inc. (a)	36,400	2,331,784
Amgen, Inc.	125,441	6,892,985
Amylin Pharmaceuticals, Inc. (a)	7,840	72,363
Anthera Pharmaceuticals, Inc. (a)	40,612	193,719
Ardea Biosciences, Inc. (a)(d)	51,100	798,182
ARIAD Pharmaceuticals, Inc. (a)(d)	88,762	780,218
AVEO Pharmaceuticals, Inc. (a)	18,500	284,715
AVEO Pharmaceuticals, Inc.	4,421	68,039
Biogen Idec, Inc. (a)	18,400	1,713,960
BioMarin Pharmaceutical, Inc. (a)	94,400	3,008,528
Chelsea Therapeutics International Ltd. (a)(d)	50,762	185,281
Dynavax Technologies Corp. (a)(d)	173,800	323,268
Gilead Sciences, Inc. (a)	24,915	966,702
Human Genome Sciences, Inc. (a)	28,000	355,320
Idenix Pharmaceuticals, Inc. (a)	44,600	222,554
Inhibitex, Inc. (a)	66,900	164,574
Medivir AB (B Shares) (a)	25,100	333,660
Neurocrine Biosciences, Inc. (a)	43,097	257,720
NPS Pharmaceuticals, Inc. (a)	55,700	362,607
ONYX Pharmaceuticals, Inc. (a)	16,700	501,167
Seattle Genetics, Inc. (a)	19,576	373,119
Targacept, Inc. (a)	34,133	511,995
Theravance, Inc. (a)(d)	39,000	785,460
Trimeris, Inc. (a)	125,000	315,000
United Therapeutics Corp. (a)	16,752	628,032
YM Biosciences, Inc. (a)(d)	100,600	185,212
		23,528,268
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	55,539	327,680
Stewart Enterprises, Inc. Class A	38,432	228,670
		556,350
FOOD & STAPLES RETAILING - 1.7%
Drug Retail - 1.7%
CVS Caremark Corp.	36,200	1,215,596
Drogasil SA	98,800	590,909
		1,806,505
HEALTH CARE EQUIPMENT & SUPPLIES - 23.8%
Health Care Equipment - 21.6%
Baxter International, Inc.	99,480	5,584,807
Boston Scientific Corp. (a)	432,900	2,558,439
C. R. Bard, Inc.	18,091	1,583,686
China Kanghui Holdings sponsored ADR (a)	12,200	237,900
Conceptus, Inc. (a)	37,400	391,578

	Shares	Value
CONMED Corp. (a)	6,100	$ 140,361
Covidien PLC	133,789	5,900,095
Cyberonics, Inc. (a)	16,700	472,610
Edwards Lifesciences Corp. (a)	21,076	1,502,297
HeartWare International, Inc. (a)(d)	7,600	489,516
Integra LifeSciences Holdings Corp. (a)	11,100	397,047
Masimo Corp.	33,436	723,889
Opto Circuits India Ltd.	43,235	194,355
Orthofix International NV (a)	14,000	483,140
SonoSite, Inc. (a)	5,600	169,904
William Demant Holding A/S (a)	6,400	482,882
Wright Medical Group, Inc. (a)	30,200	539,976
Zimmer Holdings, Inc. (a)	25,100	1,342,850
		23,195,332
Health Care Supplies - 2.2%
Endologix, Inc. (a)	47,000	471,880
The Cooper Companies, Inc.	23,500	1,860,025
		2,331,905
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		25,527,237
HEALTH CARE PROVIDERS & SERVICES - 20.7%
Health Care Distributors & Services - 1.8%
Amplifon SpA	66,900	330,386
McKesson Corp.	22,079	1,605,143
		1,935,529
Health Care Facilities - 2.0%
Capital Senior Living Corp. (a)	70,000	431,900
Emeritus Corp. (a)	25,328	357,125
Hanger Orthopedic Group, Inc. (a)	22,290	421,058
HealthSouth Corp. (a)	33,100	494,183
LCA-Vision, Inc. (a)	48,300	103,362
Sunrise Senior Living, Inc. (a)	67,135	310,835
		2,118,463
Health Care Services - 10.5%
Accretive Health, Inc. (a)	27,703	588,135
American Dental Partners, Inc. (a)	25,000	241,500
Express Scripts, Inc. (a)	68,268	2,530,695
Fresenius Medical Care AG & Co. KGaA	16,687	1,132,074
HMS Holdings Corp. (a)	1,200	29,268
Laboratory Corp. of America Holdings (a)	13,800	1,090,890
Medco Health Solutions, Inc. (a)	38,905	1,824,255
MEDNAX, Inc. (a)	22,300	1,396,872
Omnicare, Inc.	72,000	1,830,960
Team Health Holdings, Inc. (a)	38,225	627,655
		11,292,304
Managed Health Care - 6.4%
Humana, Inc.	18,900	1,374,597
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	55,733	$ 2,570,406
WellPoint, Inc.	44,392	2,897,910
		6,842,913
TOTAL HEALTH CARE PROVIDERS & SERVICES		22,189,209
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	30,680	552,854
athenahealth, Inc. (a)	15,263	908,912
Epocrates, Inc. (a)	19,700	177,497
		1,639,263
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
WebMD Health Corp. (a)	27,900	841,185
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Bruker BioSciences Corp. (a)	35,955	486,471
Illumina, Inc. (a)(d)	15,500	634,260
Sequenom, Inc. (a)	127,200	647,448
Thermo Fisher Scientific, Inc. (a)	7,272	368,254
		2,136,433
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Prestige Brands Holdings, Inc. (a)	26,500	239,825
PHARMACEUTICALS - 15.7%
Pharmaceuticals - 15.7%
Bristol-Myers Squibb Co.	27,600	866,088
Cardiome Pharma Corp. (a)	54,500	186,120
Columbia Laboratories, Inc. (a)(d)	70,000	136,500
Elan Corp. PLC sponsored ADR (a)	66,900	704,457
Eli Lilly & Co.	61,300	2,266,261
Meda AB (A Shares)	35,500	327,104
Medicis Pharmaceutical Corp. Class A	16,597	605,459
Merck & Co., Inc.	78,016	2,551,903
Optimer Pharmaceuticals, Inc. (a)(d)	26,667	369,071
Pfizer, Inc.	55,750	985,660
Sanofi-aventis sponsored ADR	94,750	3,107,800
Shire PLC sponsored ADR	21,700	2,038,281
Valeant Pharmaceuticals International, Inc. (Canada)	52,960	1,973,307
Watson Pharmaceuticals, Inc. (a)	7,800	532,350
XenoPort, Inc. (a)	22,900	135,110
		16,785,471
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Qualicorp SA	83,800	623,711

	Shares	Value
SOFTWARE - 1.1%
Application Software - 1.1%
Nuance Communications, Inc. (a)	55,800	$ 1,136,088
TOTAL COMMON STOCKS (Cost $99,441,260)		97,009,545
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $104,839)	14,977	104,839
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.12% (b)	9,871,353	9,871,353
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,835,705	2,835,705
TOTAL MONEY MARKET FUNDS (Cost $12,707,058)		12,707,058
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $112,253,157)	109,821,442
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(2,638,396)
NET ASSETS - 100%	$ 107,183,046
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,839 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 104,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,663
Fidelity Securities Lending Cash Central Fund	8,969
Total	$ 13,632
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 97,009,545	$ 95,683,116	$ 1,326,429	$ -
Convertible Preferred Stocks	104,839	-	-	104,839
Money Market Funds	12,707,058	12,707,058	-	-
Total Investments in Securities:	$ 109,821,442	$ 108,390,174	$ 1,326,429	$ 104,839
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	104,839
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 104,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $113,026,919. Net unrealized depreciation aggregated $3,205,477, of which $8,264,030 related to appreciated investment securities and $11,469,507 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

September 30, 2011

1.807737.107

VCY-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
AEROSPACE & DEFENSE - 19.7%
Aerospace & Defense - 19.7%
Esterline Technologies Corp. (a)	13,638	$ 706,994
Goodrich Corp.	6,964	840,416
Honeywell International, Inc.	55,829	2,451,451
Precision Castparts Corp.	8,844	1,374,888
Rockwell Collins, Inc.	27,298	1,440,242
Textron, Inc.	101,960	1,798,574
The Boeing Co.	24,874	1,505,126
United Technologies Corp.	70,711	4,975,226
		15,092,917
AIR FREIGHT & LOGISTICS - 5.5%
Air Freight & Logistics - 5.5%
C.H. Robinson Worldwide, Inc.	12,289	841,428
United Parcel Service, Inc. Class B	48,221	3,045,156
UTI Worldwide, Inc.	27,256	355,418
		4,242,002
AIRLINES - 0.2%
Airlines - 0.2%
Copa Holdings SA Class A	3,000	183,810
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
TRW Automotive Holdings Corp. (a)	12,395	405,688
BUILDING PRODUCTS - 1.7%
Building Products - 1.7%
Armstrong World Industries, Inc.	13,900	478,716
Owens Corning (a)	37,200	806,496
		1,285,212
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Support Services - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	19,900	401,781
Environmental & Facility Services - 2.0%
Republic Services, Inc.	52,918	1,484,879
Office Services & Supplies - 0.5%
Mine Safety Appliances Co.	14,628	394,371
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,281,031
CONSTRUCTION & ENGINEERING - 5.1%
Construction & Engineering - 5.1%
AECOM Technology Corp. (a)	26,934	475,924
EMCOR Group, Inc.	42,539	864,818
Fluor Corp.	7,627	355,037
Foster Wheeler AG (a)	49,040	872,422
Jacobs Engineering Group, Inc. (a)	18,607	600,820
Quanta Services, Inc. (a)	37,927	712,648
		3,881,669

	Shares	Value
ELECTRICAL EQUIPMENT - 11.9%
Electrical Components & Equipment - 11.6%
AMETEK, Inc.	26,025	$ 858,044
Cooper Industries PLC Class A	26,313	1,213,556
Emerson Electric Co.	69,753	2,881,496
General Cable Corp. (a)	5,300	123,755
GrafTech International Ltd. (a)	58,800	746,760
Polypore International, Inc. (a)	6,500	367,380
Prysmian SpA	56,887	756,075
Regal-Beloit Corp.	17,895	812,075
Roper Industries, Inc.	16,500	1,137,015
		8,896,156
Heavy Electrical Equipment - 0.3%
Alstom SA	5,813	193,733
TOTAL ELECTRICAL EQUIPMENT		9,089,889
INDUSTRIAL CONGLOMERATES - 22.8%
Industrial Conglomerates - 22.8%
3M Co.	28,293	2,031,154
Carlisle Companies, Inc.	15,057	480,017
Danaher Corp.	68,938	2,891,260
General Electric Co.	659,171	10,045,765
Tyco International Ltd.	49,693	2,024,990
		17,473,186
MACHINERY - 14.1%
Construction & Farm Machinery & Heavy Trucks - 4.5%
Cummins, Inc.	25,904	2,115,321
Fiat Industrial SpA (a)	46,404	352,205
Jain Irrigation Systems Ltd.	175,786	543,920
Sauer-Danfoss, Inc. (a)	7,500	216,750
WABCO Holdings, Inc. (a)	5,300	200,658
		3,428,854
Industrial Machinery - 9.6%
Actuant Corp. Class A	31,154	615,292
Charter International PLC	5,300	71,672
Flowserve Corp.	13,200	976,800
Graco, Inc.	15,900	542,826
Harsco Corp.	5,300	102,767
Ingersoll-Rand Co. Ltd.	91,681	2,575,319
Pall Corp.	16,400	695,360
Parker Hannifin Corp.	12,200	770,186
SPX Corp.	14,200	643,402
TriMas Corp. (a)	27,272	404,989
		7,398,613
TOTAL MACHINERY		10,827,467
PROFESSIONAL SERVICES - 3.8%
Human Resource & Employment Services - 2.2%
Kforce, Inc. (a)	64,543	633,167
Manpower, Inc.	7,100	238,702
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Human Resource & Employment Services - continued
Robert Half International, Inc.	11,900	$ 252,518
Towers Watson & Co.	10,014	598,637
		1,723,024
Research & Consulting Services - 1.6%
Bureau Veritas SA	2,800	203,178
IHS, Inc. Class A (a)	13,184	986,295
		1,189,473
TOTAL PROFESSIONAL SERVICES		2,912,497
ROAD & RAIL - 5.0%
Railroads - 5.0%
Union Pacific Corp.	46,728	3,816,276
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
Beacon Roofing Supply, Inc. (a)	9,000	143,910
Mills Estruturas e Servicos de Engenharia SA	53,700	550,989
Rush Enterprises, Inc. Class A (a)	40,830	578,153
W.W. Grainger, Inc.	4,700	702,838
WESCO International, Inc. (a)	8,550	286,853
		2,262,743
TOTAL COMMON STOCKS (Cost $80,251,095)		73,754,387
Convertible Bonds - 0.4%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $249,306)	$ 249,306	249,306
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.02% 12/1/11 (e) (Cost $149,995)	150,000	149,996
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,131,035	$ 2,131,035
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	409,500	409,500
TOTAL MONEY MARKET FUNDS (Cost $2,540,535)		2,540,535
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $83,190,931)		76,694,224
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(117,502)
NET ASSETS - 100%		$ 76,576,722
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
54 CME E-mini Industrial Index Contracts	Dec. 2011	$ 1,571,940	$ (66,597)
The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,996.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,306 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 249,306
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,929
Fidelity Securities Lending Cash Central Fund	8,913
Total	$ 11,842
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 73,754,387	$ 73,210,467	$ 543,920	$ -
Convertible Bonds	249,306	-	-	249,306
U.S. Treasury Obligations	149,996	-	149,996	-
Money Market Funds	2,540,535	2,540,535	-	-
Total Investments in Securities:	$ 76,694,224	$ 75,751,002	$ 693,916	$ 249,306
Derivative Instruments:
Liabilities
Futures Contracts	$ (66,597)	$ (66,597)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	249,306
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 249,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $83,785,827. Net unrealized depreciation aggregated $7,091,603, of which $5,924,310 related to appreciated investment securities and $13,015,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

September 30, 2011

1.856922.104

VMATP-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CHEMICALS - 62.7%
Commodity Chemicals - 0.8%
Arkema SA	5,555	$ 327,474
Georgia Gulf Corp. (a)	16,429	227,213
		554,687
Diversified Chemicals - 21.0%
Ashland, Inc.	19,877	877,371
BASF AG	11,542	712,657
Cabot Corp.	17,090	423,490
Dow Chemical Co.	202,853	4,556,078
E.I. du Pont de Nemours & Co.	138,250	5,525,851
Lanxess AG	6,858	332,986
Olin Corp.	22,207	399,948
PPG Industries, Inc.	28,404	2,007,027
		14,835,408
Fertilizers & Agricultural Chemicals - 11.6%
CVR Partners LP	15,279	359,515
Israel Chemicals Ltd.	21,900	262,046
Monsanto Co.	84,500	5,073,380
The Mosaic Co.	51,209	2,507,705
		8,202,646
Industrial Gases - 9.9%
Air Products & Chemicals, Inc.	39,458	3,013,407
Praxair, Inc.	42,844	4,005,057
		7,018,464
Specialty Chemicals - 19.4%
Celanese Corp. Class A	39,172	1,274,265
Cytec Industries, Inc.	15,268	536,518
Ecolab, Inc. (d)	43,700	2,136,493
H.B. Fuller Co.	16,000	291,520
Innophos Holdings, Inc.	23,462	935,430
Innospec, Inc. (a)	15,198	367,944
Kraton Performance Polymers, Inc. (a)	31,937	516,741
LyondellBasell Industries NV Class A	69,032	1,686,452
Nalco Holding Co.	36,423	1,274,077
OMNOVA Solutions, Inc. (a)	69,845	250,045
PolyOne Corp.	49,500	530,145
Rockwood Holdings, Inc. (a)	18,168	612,080
Sherwin-Williams Co.	28,042	2,084,081
W.R. Grace & Co. (a)	37,390	1,245,087
		13,740,878
TOTAL CHEMICALS		44,352,083
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Environmental & Facility Services - 0.5%
Swisher Hygiene, Inc.	9,270	37,544
Swisher Hygiene, Inc.	10,563	42,780
Swisher Hygiene, Inc. (Canada) (a)(d)	70,800	287,036
		367,360

	Shares	Value
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	87,566	$ 75,227
CONTAINERS & PACKAGING - 6.9%
Metal & Glass Containers - 5.1%
Aptargroup, Inc.	20,500	915,735
Ball Corp.	58,000	1,799,160
Silgan Holdings, Inc.	25,500	936,870
		3,651,765
Paper Packaging - 1.8%
Rock-Tenn Co. Class A	25,887	1,260,179
TOTAL CONTAINERS & PACKAGING		4,911,944
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
GrafTech International Ltd. (a)	13,822	175,539
FOOD PRODUCTS - 1.4%
Agricultural Products - 1.4%
Archer Daniels Midland Co.	39,154	971,411
METALS & MINING - 22.8%
Diversified Metals & Mining - 7.8%
Copper Mountain Mining Corp. (a)	67,900	268,154
First Quantum Minerals Ltd.	50,300	669,355
Freeport-McMoRan Copper & Gold, Inc.	76,447	2,327,811
HudBay Minerals, Inc. (d)	35,400	329,923
Ivanhoe Mines Ltd. (a)	36,600	504,503
Kenmare Resources PLC (a)	211,900	112,374
Molycorp, Inc. (a)(d)	8,900	292,543
RTI International Metals, Inc. (a)	12,884	300,455
Walter Energy, Inc. (d)	12,177	730,742
		5,535,860
Gold - 9.3%
AngloGold Ashanti Ltd. sponsored ADR	10,289	425,553
Kinross Gold Corp.	31,400	466,372
Newcrest Mining Ltd.	10,128	333,986
Newmont Mining Corp.	85,520	5,379,208
		6,605,119
Precious Metals & Minerals - 0.3%
African Minerals Ltd. (a)	29,519	176,572
Steel - 5.4%
Carpenter Technology Corp.	24,500	1,099,805
Cliffs Natural Resources, Inc.	6,700	342,839
Fortescue Metals Group Ltd.	134,174	560,709
Haynes International, Inc.	8,913	387,270
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Nucor Corp.	300	$ 9,492
Reliance Steel & Aluminum Co.	42,335	1,439,813
		3,839,928
TOTAL METALS & MINING		16,157,479
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Bumi PLC	28,640	385,513
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Specialized REITs - 0.6%
Weyerhaeuser Co.	24,983	388,486
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Noble Group Ltd.	169,000	168,683
TOTAL COMMON STOCKS (Cost $77,481,509)		67,953,725
Convertible Bonds - 0.8%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $569,500)	$ 569,500	569,500
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.02% 12/1/11 (e) (Cost $149,995)	150,000	149,996
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	2,043,980	2,043,980
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,191,135	1,191,135
TOTAL MONEY MARKET FUNDS (Cost $3,235,115)		3,235,115
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $81,436,119)		71,908,336
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(1,124,438)
NET ASSETS - 100%		$ 70,783,898
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
45 CME E-mini Material Index Contracts	Dec. 2011	$ 1,385,100	$ (176,018)
The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,996.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,500 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 569,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,673
Fidelity Securities Lending Cash Central Fund	20,400
Total	$ 23,073
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 67,953,725	$ 66,815,120	$ 1,138,605	$ -
Convertible Bonds	569,500	-	-	569,500
U.S. Treasury Obligations	149,996	-	149,996	-
Money Market Funds	3,235,115	3,235,115	-	-
Total Investments in Securities:	$ 71,908,336	$ 70,050,235	$ 1,288,601	$ 569,500
Derivative Instruments:
Liabilities
Futures Contracts	$ (176,018)	$ (176,018)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	569,500
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 569,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $82,070,601. Net unrealized depreciation aggregated $10,162,265, of which $6,390,672 related to appreciated investment securities and $16,552,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2011

1.808791.107

VIPRE-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Security & Alarm Services - 1.3%
The Geo Group, Inc. (a)	159,951	$ 2,968,691
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Health Care Facilities - 3.0%
Brookdale Senior Living, Inc. (a)	258,900	3,246,606
Emeritus Corp. (a)(d)	190,237	2,682,342
Sunrise Senior Living, Inc. (a)(d)	157,931	731,221
TOTAL HEALTH CARE FACILITIES		6,660,169
REAL ESTATE INVESTMENT TRUSTS - 89.5%
REITs - Apartments - 17.3%
AvalonBay Communities, Inc.	23,192	2,645,048
Camden Property Trust (SBI)	132,833	7,340,352
Education Realty Trust, Inc.	583,200	5,009,688
Equity Residential (SBI)	149,974	7,779,151
Essex Property Trust, Inc. (d)	77,131	9,258,805
Mid-America Apartment Communities, Inc.	33,200	1,999,304
Post Properties, Inc.	145,690	5,061,271
TOTAL REITS - APARTMENTS		39,093,619
REITs - Health Care Facilities - 10.0%
HCP, Inc.	134,741	4,724,019
Health Care REIT, Inc. (d)	59,225	2,771,730
Ventas, Inc.	306,371	15,134,727
TOTAL REITS - HEALTH CARE FACILITIES		22,630,476
REITs - Hotels - 4.0%
Chesapeake Lodging Trust	241,409	2,913,807
DiamondRock Hospitality Co.	352,448	2,463,612
Host Hotels & Resorts, Inc.	178,030	1,947,648
Sunstone Hotel Investors, Inc. (a)	279,732	1,591,675
TOTAL REITS - HOTELS		8,916,742
REITs - Industrial Buildings - 14.4%
DCT Industrial Trust, Inc.	425,000	1,865,750
Prologis, Inc.	487,167	11,813,800
Public Storage	161,189	17,948,395
Stag Industrial, Inc.	82,400	840,480
TOTAL REITS - INDUSTRIAL BUILDINGS		32,468,425
REITs - Malls - 15.9%
CBL & Associates Properties, Inc.	423,344	4,809,188

	Shares	Value
Simon Property Group, Inc.	245,084	$ 26,954,337
The Macerich Co.	95,388	4,066,390
TOTAL REITS - MALLS		35,829,915
REITs - Management/Investment - 3.4%
Digital Realty Trust, Inc. (d)	128,991	7,115,144
Lexington Corporate Properties Trust	97,900	640,266
TOTAL REITS - MANAGEMENT/INVESTMENT		7,755,410
REITs - Office Buildings - 16.5%
Alexandria Real Estate Equities, Inc.	101,957	6,259,140
Boston Properties, Inc.	115,592	10,299,247
Douglas Emmett, Inc. (d)	333,005	5,694,386
Highwoods Properties, Inc. (SBI)	205,193	5,798,754
SL Green Realty Corp.	157,052	9,132,574
TOTAL REITS - OFFICE BUILDINGS		37,184,101
REITs - Shopping Centers - 8.0%
Acadia Realty Trust (SBI)	240,736	4,501,763
DDR Corp.	472,900	5,154,610
Excel Trust, Inc.	97,862	941,432
Glimcher Realty Trust	283,899	2,010,005
Kite Realty Group Trust	216,515	792,445
Vornado Realty Trust	62,739	4,681,584
TOTAL REITS - SHOPPING CENTERS		18,081,839
TOTAL REAL ESTATE INVESTMENT TRUSTS		201,960,527
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Diversified Real Estate Activities - 1.0%
The St. Joe Co. (a)(d)	145,075	2,174,674
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	121,790	1,683,428
Forest City Enterprises, Inc. Class A (a)	151,620	1,616,269
TOTAL REAL ESTATE OPERATING COMPANIES		3,299,697
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,474,371
TOTAL COMMON STOCKS (Cost $206,720,197)		217,063,758
Convertible Preferred Stocks - 0.0%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
Grubb & Ellis Co. 12.00% (e) (Cost $270,000)	2,700	$ 73,575
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 0.12% (b)	7,519,780	7,519,780
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	17,282,826	17,282,826
TOTAL MONEY MARKET FUNDS (Cost $24,802,606)		24,802,606
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $231,792,803)	241,939,939
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(16,348,345)
NET ASSETS - 100%	$ 225,591,594
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,575 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,829
Fidelity Securities Lending Cash Central Fund	197,178
Total	$ 205,007
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 217,063,758	$ 217,063,758	$ -	$ -
Convertible Preferred Stocks	73,575	-	73,575	-
Money Market Funds	24,802,606	24,802,606	-	-
Total Investments in Securities:	$ 241,939,939	$ 241,866,364	$ 73,575	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $233,580,152. Net unrealized appreciation aggregated $8,359,787, of which $32,647,556 related to appreciated investment securities and $24,287,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2011

1.822576.106

VIPCAP-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 1.0%
Atlas Iron Ltd.	57,054	$ 153,258
Fortescue Metals Group Ltd.	43,240	180,699
TOTAL AUSTRALIA		333,957
Belgium - 0.9%
Anheuser-Busch InBev SA NV	5,394	286,320
Bermuda - 1.1%
Credicorp Ltd. (NY Shares)	2,000	184,400
Petra Diamonds Ltd. (a)	95,982	167,673
TOTAL BERMUDA		352,073
Brazil - 5.3%
BR Malls Participacoes SA	17,400	177,700
Brasil Foods SA sponsored ADR (d)	11,600	203,348
Cia.Hering SA	11,000	183,684
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	5,600	172,368
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	7,600	232,940
Iguatemi Empresa de Shopping Centers SA	9,600	160,766
Itau Unibanco Banco Multiplo SA sponsored ADR	17,000	263,840
Multiplan Empreendimentos Imobiliarios SA	9,900	183,421
Souza Cruz Industria Comerico	16,600	166,971
TOTAL BRAZIL		1,745,038
Canada - 2.8%
Barrick Gold Corp.	6,500	304,507
First Quantum Minerals Ltd.	12,800	170,333
Potash Corp. of Saskatchewan, Inc.	6,000	260,422
Silver Wheaton Corp.	6,300	185,941
TOTAL CANADA		921,203
Cayman Islands - 3.6%
Belle International Holdings Ltd.	116,000	199,981
China ZhengTong Auto Services Holdings Ltd.	184,500	163,761
Ctrip.com International Ltd. sponsored ADR (a)(d)	5,100	164,016
Hengdeli Holdings Ltd.	444,000	152,308
Intime Department Store Group Co. Ltd.	167,500	185,513
Maoye International Holdings Ltd.	824,000	170,410
Shenguan Holdings Group Ltd.	304,000	154,350
TOTAL CAYMAN ISLANDS		1,190,339
Chile - 0.6%
Banco Santander Chile sponsored ADR	2,500	183,700
China - 1.5%
Baidu.com, Inc. sponsored ADR (a)	1,400	149,674

	Shares	Value
Golden Eagle Retail Group Ltd. (H Shares)	86,000	$ 175,294
Tsingtao Brewery Co. Ltd. (H Shares)	32,000	175,605
TOTAL CHINA		500,573
Colombia - 0.5%
Grupo de Inversiones Surameric	10,508	180,759
Curacao - 0.5%
Schlumberger Ltd.	2,800	167,244
Denmark - 1.9%
Carlsberg A/S Series B	3,100	184,616
Christian Hansen Holding AS	8,754	182,025
Novo Nordisk A/S Series B sponsored ADR	2,700	268,704
TOTAL DENMARK		635,345
Finland - 1.1%
Kone Oyj (B Shares)	3,800	182,266
Nokian Tyres PLC	6,186	187,143
TOTAL FINLAND		369,409
France - 6.8%
Air Liquide SA	2,200	259,326
Atos Origin SA	4,430	193,402
BNP Paribas SA	6,969	280,579
Casino Guichard Perrachon et Compagnie	2,433	191,477
Christian Dior SA	1,500	169,920
Danone	4,400	272,355
LVMH Moet Hennessy - Louis Vuitton	1,907	254,606
PPR SA	1,400	182,733
Schneider Electric SA	4,519	245,633
Technip SA	2,300	186,526
TOTAL FRANCE		2,236,557
Germany - 3.7%
BASF AG	5,373	331,754
Bayerische Motoren Werke AG (BMW)	3,375	225,933
SAP AG	5,825	296,400
Siemens AG sponsored ADR	4,100	368,139
TOTAL GERMANY		1,222,226
Hong Kong - 0.7%
CNOOC Ltd. sponsored ADR	1,500	240,450
India - 4.4%
Bajaj Auto Ltd.	5,790	180,657
Exide Industries Ltd.	62,614	164,624
Gitanjali Gems Ltd.	25,411	180,045
HDFC Bank Ltd.	22,159	209,426
Housing Development Finance Corp. Ltd.	14,939	194,305
ITC Ltd.	45,664	183,781
Smithkline Beecham Consumer Healthcare Ltd.	3,641	174,023
Common Stocks - continued
	Shares	Value
India - continued
Titan Industries Ltd.	38,869	$ 164,910
United Breweries Ltd.	189	1,436
TOTAL INDIA		1,453,207
Indonesia - 5.2%
PT Ace Hardware Indonesia Tbk	520,500	194,567
PT Astra International Tbk	33,000	235,901
PT Bank Mandiri (Persero) Tbk	308,000	217,754
PT Bank Rakyat Indonesia Tbk	319,500	209,199
PT Global Mediacom Tbk	1,974,500	182,495
PT Gudang Garam Tbk	30,500	180,366
PT Indofood Sukses Makmur Tbk	327,500	181,796
PT Mitra Adiperkasa Tbk	327,000	158,331
PT Modern Internasional Tbk	554,500	154,412
TOTAL INDONESIA		1,714,821
Ireland - 0.1%
Kenmare Resources PLC (a)	60,000	31,819
Israel - 1.1%
Check Point Software Technologies Ltd. (a)	3,200	168,832
Israel Chemicals Ltd.	16,800	201,022
TOTAL ISRAEL		369,854
Italy - 1.5%
Prada SpA	41,700	173,792
Saipem SpA	4,949	176,111
Tod's SpA	1,878	160,278
TOTAL ITALY		510,181
Japan - 8.7%
Canon, Inc. sponsored ADR	6,985	316,141
Fanuc Corp.	2,000	275,510
Itochu Corp.	20,900	199,730
Japan Tobacco, Inc.	53	247,927
Keyence Corp.	800	218,938
Komatsu Ltd.	10,400	224,239
Makita Corp.	5,300	188,654
Mitsubishi Corp.	11,900	242,295
Nabtesco Corp.	10,800	204,140
Rakuten, Inc.	174	202,731
Sysmex Corp.	5,300	190,702
THK Co. Ltd.	11,000	183,060
Unicharm Corp.	4,000	191,867
TOTAL JAPAN		2,885,934
Netherlands - 0.8%
ING Groep NV sponsored ADR (a)(d)	35,514	250,374
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	49,216	199,325
Portugal - 0.5%
Jeronimo Martins SGPS SA	10,595	166,793

	Shares	Value
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	9,300	$ 177,816
OAO NOVATEK GDR	1,600	185,920
Sberbank (Savings Bank of the Russian Federation) (a)	103,800	227,400
TNK-BP Holding (a)	78,700	191,428
Uralkali JSC GDR (Reg. S)	5,200	179,400
TOTAL RUSSIA		961,964
South Africa - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	5,400	223,344
Shoprite Holdings Ltd.	13,500	189,658
TOTAL SOUTH AFRICA		413,002
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	34,300	278,859
Inditex SA	2,684	231,440
TOTAL SPAIN		510,299
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	8,947	269,411
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	4,676	211,256
Credit Suisse Group sponsored ADR (d)	9,900	259,776
Dufry AG (a)	1,830	161,215
Nestle SA	14,992	828,658
The Swatch Group AG (Bearer)	570	190,105
UBS AG (NY Shares) (a)	24,000	274,320
TOTAL SWITZERLAND		1,925,330
Turkey - 0.6%
Turkiye Garanti Bankasi AS	52,000	202,567
United Kingdom - 15.6%
Antofagasta PLC	12,000	173,413
Barclays PLC sponsored ADR	25,100	245,478
BG Group PLC	17,946	347,512
BHP Billiton PLC ADR	11,043	586,162
British American Tobacco PLC (United Kingdom)	12,800	540,605
Burberry Group PLC	9,600	175,790
HSBC Holdings PLC sponsored ADR (d)	13,500	513,540
Imperial Tobacco Group PLC	8,002	271,340
Reckitt Benckiser Group PLC	5,000	255,253
Royal Dutch Shell PLC Class B	21,613	672,634
SABMiller PLC	7,700	253,112
Standard Chartered PLC (United Kingdom)	14,556	292,197
The Weir Group PLC	7,600	183,620
Unilever PLC	13,000	407,305
Xstrata PLC	19,100	244,526
TOTAL UNITED KINGDOM		5,162,487
Common Stocks - continued
	Shares	Value
United States of America - 13.6%
Apple, Inc. (a)	455	$ 173,437
Caterpillar, Inc.	2,300	169,832
Citrix Systems, Inc. (a)	3,300	179,949
Coach, Inc.	3,100	160,673
Cummins, Inc.	2,000	163,320
Deere & Co.	2,400	154,968
EMC Corp. (a)	8,193	171,971
Exxon Mobil Corp.	2,400	174,312
Freeport-McMoRan Copper & Gold, Inc.	5,486	167,049
Goldman Sachs Group, Inc.	1,700	160,735
Halliburton Co.	5,300	161,756
Joy Global, Inc.	2,600	162,188
JPMorgan Chase & Co.	5,711	172,015
Las Vegas Sands Corp. (a)	3,975	152,402
MasterCard, Inc. Class A	540	171,266
Mead Johnson Nutrition Co. Class A	2,400	165,192
Newmont Mining Corp.	2,900	182,410
Oracle Corp.	5,900	169,566
Philip Morris International, Inc.	5,300	330,614
Polycom, Inc. (a)	8,200	150,634
Rackspace Hosting, Inc. (a)	5,000	170,700
salesforce.com, Inc. (a)	1,400	159,992
The Mosaic Co.	3,100	151,807
Tiffany & Co., Inc.	2,644	160,808
Visa, Inc. Class A	2,000	171,440
Wells Fargo & Co.	7,408	178,681
TOTAL UNITED STATES OF AMERICA		4,487,717
TOTAL COMMON STOCKS (Cost $34,383,524)		32,080,278
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Citigroup, Inc. 7.50%	2,200	175,186

	Shares	Value
Nonconvertible Preferred Stocks - 1.9%
Germany - 0.7%
Volkswagen AG	1,700	$ 227,880
Italy - 1.2%
Fiat Industrial SpA (a)	47,100	199,915
Fiat SpA (Risparmio Shares)	54,541	209,869
TOTAL ITALY		409,784
TOTAL NONCONVERTIBLE PREFERRED STOCKS		637,664
TOTAL PREFERRED STOCKS (Cost $1,091,885)		812,850
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.12% (b)	460,203	460,203
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,560,425	1,560,425
TOTAL MONEY MARKET FUNDS (Cost $2,020,628)		2,020,628
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $37,496,037)	34,913,756
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(1,813,151)
NET ASSETS - 100%	$ 33,100,605
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	14,020
Total	$ 14,209
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,162,487	$ 3,541,943	$ 1,620,544	$ -
United States of America	4,662,903	4,662,903	-	-
Japan	2,885,934	316,141	2,569,793	-
France	2,236,557	2,236,557	-	-
Switzerland	1,925,330	1,925,330	-	-
Brazil	1,745,038	1,745,038	-	-
Indonesia	1,714,821	-	1,714,821	-
India	1,453,207	-	1,453,207	-
Germany	1,450,106	1,153,706	296,400	-
Other	9,656,745	7,485,454	2,171,291	-
Money Market Funds	2,020,628	2,020,628	-	-
Total Investments in Securities:	$ 34,913,756	$ 25,087,700	$ 9,826,056	$ -
Transfers from Level 1 to Level 2 during the period were $5,106,468.
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $37,803,926. Net unrealized depreciation aggregated $2,890,170, of which $1,820,476 related to appreciated investment securities and $4,710,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2011

1.807723.107

VTC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	6,800	$ 165,852
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)	1,300	10,543
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
Acme Packet, Inc. (a)	16,400	698,476
Alcatel-Lucent SA (a)	25,700	74,520
Alcatel-Lucent SA sponsored ADR (a)	22,800	64,524
Aruba Networks, Inc. (a)	3,500	73,185
Brocade Communications Systems, Inc. (a)	45,000	194,400
China Wireless Technologies Ltd.	48,000	6,536
Ciena Corp. (a)	62,100	695,520
Cisco Systems, Inc.	48,737	754,936
F5 Networks, Inc. (a)	118	8,384
Finisar Corp. (a)	42,300	741,942
Infinera Corp. (a)	13,800	106,536
JDS Uniphase Corp. (a)	12,500	124,625
Juniper Networks, Inc. (a)	1,600	27,616
Mitel Networks, Inc. (a)	2,300	4,876
Motorola Mobility Holdings, Inc.	14,375	543,088
Oclaro, Inc. (a)	18,500	67,340
Polycom, Inc. (a)	55,200	1,014,024
QUALCOMM, Inc.	7,534	366,378
Riverbed Technology, Inc. (a)	9,400	187,624
Sandvine Corp. (a)	100,288	139,218
Sandvine Corp. (U.K.) (a)	252,300	363,420
ShoreTel, Inc. (a)	9,900	49,302
Sonus Networks, Inc. (a)	5,300	11,501
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	14,300	136,565
		6,454,536
COMPUTERS & PERIPHERALS - 17.1%
Computer Hardware - 12.7%
Apple, Inc. (a)	47,145	17,970,729
ASUSTeK Computer, Inc.	19,000	141,641
Foxconn Technology Co. Ltd.	23,950	76,384
Hewlett-Packard Co.	12,217	274,272
Stratasys, Inc. (a)	13,110	243,059
		18,706,085
Computer Storage & Peripherals - 4.4%
Catcher Technology Co. Ltd.	4,000	22,909
EMC Corp. (a)	36,300	761,937
Gemalto NV	3,425	164,211
Imagination Technologies Group PLC (a)	58,700	383,808
Intevac, Inc. (a)	1,500	10,485
NetApp, Inc. (a)	10,800	366,552

	Shares	Value
SanDisk Corp. (a)	117,319	$ 4,733,822
Smart Technologies, Inc. Class A (a)(d)	11,200	47,040
		6,490,764
TOTAL COMPUTERS & PERIPHERALS		25,196,849
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
Netspend Holdings, Inc.	700	3,598
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	55,500	1,274,835
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	5,416	195,193
ELECTRONIC EQUIPMENT & COMPONENTS - 2.4%
Electronic Components - 1.1%
Amphenol Corp. Class A	9,000	366,930
AVX Corp.	1,300	15,431
Cheng Uei Precision Industries Co. Ltd.	91,567	198,466
Corning, Inc.	1,200	14,832
DTS, Inc. (a)	400	9,932
E Ink Holdings, Inc. GDR (a)(e)	1,000	21,041
Omron Corp.	7,700	151,226
Universal Display Corp. (a)(d)	17,100	819,774
Vishay Intertechnology, Inc. (a)	7,400	61,864
Wintek Corp.	2,797	2,159
Young Fast Optoelectron Co. Ltd.	698	1,894
		1,663,549
Electronic Equipment & Instruments - 0.1%
Chroma ATE, Inc.	84,945	174,114
Comverge, Inc. (a)	1,211	2,228
Itron, Inc. (a)	400	11,800
Vishay Precision Group, Inc. (a)	1,178	15,526
		203,668
Electronic Manufacturing Services - 0.8%
KEMET Corp. (a)	7,700	55,055
Multi-Fineline Electronix, Inc. (a)	411	8,195
TE Connectivity Ltd.	600	16,884
Trimble Navigation Ltd. (a)	31,485	1,056,322
		1,136,456
Technology Distributors - 0.4%
Anixter International, Inc.	300	14,232
Arrow Electronics, Inc. (a)	600	16,668
Digital China Holdings Ltd. (H Shares)	297,000	388,744
Supreme Electronics Co. Ltd.	141,000	79,997
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
VST Holdings Ltd. (a)	270,000	$ 26,009
WPG Holding Co. Ltd.	66,056	75,980
		601,630
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,605,303
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	406,000	375,154
China Medical Technologies, Inc. sponsored ADR (a)(d)	300	1,500
Mingyuan Medicare Development Co. Ltd. (a)	200,000	7,090
		383,744
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	424,000	471,309
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		855,053
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	5,955
HOTELS, RESTAURANTS & LEISURE - 1.5%
Hotels, Resorts & Cruise Lines - 1.5%
Ctrip.com International Ltd. sponsored ADR (a)(d)	67,600	2,174,016
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.0%
Sony Corp. sponsored ADR	500	9,500
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	128,000	85,066
Techtronic Industries Co. Ltd.	146,500	98,493
		183,559
TOTAL HOUSEHOLD DURABLES		193,059
INTERNET & CATALOG RETAIL - 3.5%
Internet Retail - 3.5%
Amazon.com, Inc. (a)	15,500	3,351,565
MakeMyTrip Ltd. (a)	3,400	75,072
Priceline.com, Inc. (a)	1,088	489,012
Rakuten, Inc.	799	930,932
Start Today Co. Ltd.	11,500	249,196
		5,095,777
INTERNET SOFTWARE & SERVICES - 12.3%
Internet Software & Services - 12.3%
Alibaba.com Ltd.	87,500	80,527
Baidu.com, Inc. sponsored ADR (a)	11,300	1,208,083

	Shares	Value
China Finance Online Co. Ltd. ADR (a)	16,800	$ 33,264
Constant Contact, Inc. (a)	900	15,561
Cornerstone OnDemand, Inc.	5,400	67,716
DealerTrack Holdings, Inc. (a)	1,500	23,505
DeNA Co. Ltd.	17,600	737,338
eBay, Inc. (a)	104,600	3,084,654
Facebook, Inc. Class B (a)(f)	9,689	242,225
Google, Inc. Class A (a)	14,500	7,458,510
Kakaku.com, Inc.	6,400	262,725
LinkedIn Corp. (a)	400	31,232
LivePerson, Inc. (a)	8,800	87,560
LogMeIn, Inc. (a)	6,691	222,208
Mercadolibre, Inc.	9,100	489,125
Open Text Corp. (a)	4,200	219,475
OpenTable, Inc. (a)(d)	2,200	101,222
Opera Software ASA	39,900	178,774
Phoenix New Media Ltd. ADR	8,800	49,984
Qihoo 360 Technology Co. Ltd. ADR	200	3,268
Rackspace Hosting, Inc. (a)	25,200	860,328
Renren, Inc. ADR	1,500	7,650
Responsys, Inc.	400	4,312
RightNow Technologies, Inc. (a)	7,400	244,570
SciQuest, Inc.	7,415	110,780
SINA Corp. (a)(d)	17,000	1,217,370
So-Net Entertainment Corp.	75	314,785
Sohu.com, Inc. (a)	2,600	125,320
Tudou Holdings Ltd. ADR	3,100	42,315
VeriSign, Inc.	5,200	148,772
VistaPrint Ltd. (a)	2,200	59,466
Vocus, Inc. (a)	15,000	251,400
Yahoo!, Inc. (a)	5,400	71,064
		18,055,088
IT SERVICES - 5.7%
Data Processing & Outsourced Services - 1.4%
Fidelity National Information Services, Inc.	21,500	522,880
Fiserv, Inc. (a)	12,000	609,240
MasterCard, Inc. Class A	1,800	570,888
Syntel, Inc.	2,000	86,380
Teletech Holdings, Inc. (a)	4,994	76,109
Visa, Inc. Class A	2,100	180,012
		2,045,509
IT Consulting & Other Services - 4.3%
Accenture PLC Class A	50,667	2,669,138
Atos Origin SA	3,276	143,022
Camelot Information Systems, Inc. ADR (a)(d)	10,500	28,140
China Information Technology, Inc. (a)	83	76
Cognizant Technology Solutions Corp. Class A (a)	28,800	1,805,760
hiSoft Technology International Ltd. ADR (a)	2,500	21,975
iGate Corp.	1,200	13,848
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
International Business Machines Corp.	900	$ 157,527
Lionbridge Technologies, Inc. (a)	158,200	389,172
Teradata Corp. (a)	18,000	963,540
Virtusa Corp. (a)	10,000	132,000
		6,324,198
TOTAL IT SERVICES		8,369,707
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	20,300	15,836
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	500	15,625
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Fanuc Corp.	500	68,877
Shin Zu Shing Co. Ltd.	3,515	7,019
Sunpower Group Ltd.	446,000	75,289
		151,185
MEDIA - 0.9%
Advertising - 0.5%
AirMedia Group, Inc. ADR (a)	9,400	23,406
Dentsu, Inc.	8,700	275,656
ReachLocal, Inc. (a)	38,600	419,582
VisionChina Media, Inc. ADR (a)(d)	30,500	55,815
		774,459
Cable & Satellite - 0.3%
DISH Network Corp. Class A (a)	17,500	438,550
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	85,432
Publishing - 0.0%
Next Media Ltd. (a)	400,000	37,168
TOTAL MEDIA		1,335,609
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	127
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	8,500	339,150

	Shares	Value
Research & Consulting Services - 0.2%
Acacia Research Corp. - Acacia Technologies (a)	4,300	$ 154,757
eClerx	4,935	73,183
		227,940
TOTAL PROFESSIONAL SERVICES		567,090
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)(d)	21,800	107,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.9%
Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)(d)	32,695	142,550
Applied Materials, Inc.	7,000	72,450
ASM International NV unit	9,200	227,516
ASML Holding NV	47,100	1,626,834
Axcelis Technologies, Inc. (a)	124,800	149,760
centrotherm photovoltaics AG	500	10,430
Cymer, Inc. (a)	22,300	829,114
GCL-Poly Energy Holdings Ltd.	668,000	173,875
Genesis Photonics, Inc.	16,000	21,169
KLA-Tencor Corp.	25,100	960,828
Lam Research Corp. (a)	28,800	1,093,824
LTX-Credence Corp. (a)	2,538	13,426
MEMC Electronic Materials, Inc. (a)	8,700	45,588
Novellus Systems, Inc. (a)	13,600	370,736
Teradyne, Inc. (a)	26,700	293,967
Tessera Technologies, Inc. (a)	4,100	48,954
		6,081,021
Semiconductors - 9.8%
Applied Micro Circuits Corp. (a)	7,200	38,664
ARM Holdings PLC sponsored ADR	31,300	798,150
Atmel Corp. (a)	56,700	457,569
Avago Technologies Ltd.	27,200	891,344
BCD Semiconductor Manufacturing Ltd. ADR	57,400	287,000
Broadcom Corp. Class A	13,900	462,731
Canadian Solar, Inc. (a)(d)	3,400	12,512
Cavium, Inc. (a)	2,291	61,880
Cree, Inc. (a)(d)	31,700	823,566
Cypress Semiconductor Corp.	5,600	83,832
Diodes, Inc. (a)	3,600	64,512
Duksan Hi-Metal Co. Ltd. (a)	33,153	746,839
Energy Conversion Devices, Inc. (a)(d)	2,100	1,113
Epistar Corp.	239,000	415,374
Fairchild Semiconductor International, Inc. (a)	1,200	12,960
Freescale Semiconductor Holdings I Ltd.	25,000	275,750
Gintech Energy Corp.	1,549	1,974
Hittite Microwave Corp. (a)	321	15,633
Hynix Semiconductor, Inc.	15,710	276,504
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Inphi Corp.	16,500	$ 144,705
Intel Corp.	600	12,798
International Rectifier Corp. (a)	13,900	258,818
Intersil Corp. Class A	21,600	222,264
JA Solar Holdings Co. Ltd. ADR (a)	254,000	452,120
MagnaChip Semiconductor Corp.	20,600	138,432
Marvell Technology Group Ltd. (a)	26,695	387,878
Micron Technology, Inc. (a)	246,900	1,244,376
Microsemi Corp. (a)	900	14,382
Monolithic Power Systems, Inc. (a)	12,100	123,178
Netlogic Microsystems, Inc. (a)	5,400	259,794
NVIDIA Corp. (a)	77,100	963,750
NXP Semiconductors NV (a)	70,800	999,696
ON Semiconductor Corp. (a)	43,900	314,763
Phison Electronics Corp.	61,000	287,626
Power Integrations, Inc.	5,314	162,662
Radiant Opto-Electronics Corp.	72,352	203,016
Rambus, Inc. (a)	11,300	158,200
RF Micro Devices, Inc. (a)	23,400	148,356
Seoul Semiconductor Co. Ltd.	24,166	424,419
Silicon Laboratories, Inc. (a)	4,700	157,497
Skyworks Solutions, Inc. (a)	29,700	532,818
Spansion, Inc. Class A (a)	13,200	161,304
Spreadtrum Communications, Inc. ADR	15,800	283,610
SunPower Corp. Class B (a)	364	2,675
Texas Instruments, Inc.	700	18,655
Trina Solar Ltd. (a)(d)	83,400	507,072
Volterra Semiconductor Corp. (a)	2,000	38,460
YoungTek Electronics Corp.	171	358
		14,351,589
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,432,610
SOFTWARE - 28.6%
Application Software - 15.3%
Adobe Systems, Inc. (a)	3,300	79,761
ANSYS, Inc. (a)	11,000	539,440
AsiaInfo-Linkage, Inc. (a)(d)	108,200	798,516
Aspen Technology, Inc. (a)	53,800	821,526
Autodesk, Inc. (a)	2,900	80,562
AutoNavi Holdings Ltd. ADR (a)	8,900	121,218
BroadSoft, Inc. (a)(d)	27,400	831,590
Cadence Design Systems, Inc. (a)	9,100	84,084
Citrix Systems, Inc. (a)	45,900	2,502,927
Concur Technologies, Inc. (a)(d)	39,200	1,459,024
Convio, Inc. (a)	33,200	279,212
Descartes Systems Group, Inc. (a)	78,200	484,880
Informatica Corp. (a)	32,500	1,330,875

	Shares	Value
Intuit, Inc.	14,900	$ 706,856
JDA Software Group, Inc. (a)	643	15,072
Kenexa Corp. (a)	4,200	65,688
Kingdee International Software Group Co. Ltd.	1,842,400	688,430
Longtop Financial Technologies Ltd. ADR (a)	10,700	2,300
Magma Design Automation, Inc. (a)	54,000	245,700
Manhattan Associates, Inc. (a)	2,888	95,535
Micro Focus International PLC	33,400	168,738
MicroStrategy, Inc. Class A (a)	6,501	741,569
Nuance Communications, Inc. (a)	26,800	545,648
Parametric Technology Corp. (a)	44,068	677,766
Pegasystems, Inc. (d)	22,900	700,969
QLIK Technologies, Inc. (a)	16,500	357,390
Quest Software, Inc. (a)	4,400	69,872
RealPage, Inc. (a)	6,900	141,105
salesforce.com, Inc. (a)	37,900	4,331,212
SolarWinds, Inc. (a)	32,000	704,640
SuccessFactors, Inc. (a)	31,500	724,185
Synopsys, Inc. (a)	8,100	197,316
Taleo Corp. Class A (a)	21,100	542,692
TeleNav, Inc. (a)	5,100	45,237
TIBCO Software, Inc. (a)	20,800	465,712
Ultimate Software Group, Inc. (a)	9,000	420,480
VanceInfo Technologies, Inc. ADR (a)(d)	40,400	271,892
Verint Systems, Inc. (a)	3,100	81,499
		22,421,118
Home Entertainment Software - 0.3%
NCsoft Corp.	1,282	361,241
Perfect World Co. Ltd. sponsored ADR Class B (a)	700	7,812
RealD, Inc. (a)	9,800	91,630
Rosetta Stone, Inc. (a)	1,100	10,065
		470,748
Systems Software - 13.0%
Ariba, Inc. (a)	52,092	1,443,469
Check Point Software Technologies Ltd. (a)	20,000	1,055,200
CommVault Systems, Inc. (a)	43,100	1,597,286
Fortinet, Inc. (a)	23,400	393,120
Insyde Software Corp.	5,823	24,043
Microsoft Corp.	167,925	4,179,653
NetSuite, Inc. (a)	7,800	210,678
Oracle Corp.	304,300	8,745,582
Red Hat, Inc. (a)	6,400	270,464
Rovi Corp. (a)	21,919	942,079
Symantec Corp. (a)	1,100	17,930
Totvs SA	14,700	250,080
		19,129,584
TOTAL SOFTWARE		42,021,450
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	21,400	$ 1,151,320
Crown Castle International Corp. (a)	20,800	845,936
SBA Communications Corp. Class A (a)	22,000	758,560
		2,755,816
TOTAL COMMON STOCKS (Cost $138,248,586)		139,057,968
Convertible Bonds - 0.3%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	143,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	510,000	341,700
TOTAL CONVERTIBLE BONDS (Cost $532,849)		484,980
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	5,798,827	5,798,827
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,305,275	8,305,275
TOTAL MONEY MARKET FUNDS (Cost $14,104,102)		14,104,102
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $152,885,537)	153,647,050
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(6,629,377)
NET ASSETS - 100%	$ 147,017,673
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,041 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,225 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 242,289
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,762
Fidelity Securities Lending Cash Central Fund	165,444
Total	$ 170,206
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 139,057,968	$ 129,620,489	$ 9,195,254	$ 242,225
Convertible Bonds	484,980	-	484,980	-
Money Market Funds	14,104,102	14,104,102	-	-
Total Investments in Securities:	$ 153,647,050	$ 143,724,591	$ 9,680,234	$ 242,225
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(64)
Cost of Purchases	242,289
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 242,225
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (64)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $153,889,763. Net unrealized depreciation aggregated $242,713, of which $22,884,038 related to appreciated investment securities and $23,126,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2011

1.856920.104

VTELP-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	100	$ 0
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
PT Tower Bersama Infrastructure Tbk	401,000	90,436
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Other Diversified Financial Services - 0.8%
SREI Infrastructure Finance Ltd.	118,289	81,426
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.9%
Alternative Carriers - 13.3%
AboveNet, Inc.	5,000	268,000
Cogent Communications Group, Inc. (a)	25,406	341,711
Global Crossing Ltd. (a)	5,919	141,523
PAETEC Holding Corp. (a)	26,000	137,540
tw telecom, inc. (a)	20,933	345,813
Vonage Holdings Corp. (a)	71,800	186,680
		1,421,267
Integrated Telecommunication Services - 45.6%
AT&T, Inc.	57,183	1,630,859
Cbeyond, Inc. (a)	23,650	166,969
CenturyLink, Inc.	24,788	820,979
China Telecom Corp. Ltd. sponsored ADR	1,000	61,890
China Unicom (Hong Kong) Ltd. sponsored ADR	3,900	79,560
Cincinnati Bell, Inc. New (a)	32,300	99,807
General Communications, Inc. Class A (a)	24,700	202,540
Koninklijke KPN NV	5,667	75,175
Telecomunicacoes de Sao Paulo SA sponsored ADR	5,550	146,798
Telenor ASA sponsored ADR	4,960	230,392
Verizon Communications, Inc.	36,328	1,336,870
		4,851,839
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		6,273,106
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Rackspace Hosting, Inc. (a)	1,700	58,038
MEDIA - 1.0%
Cable & Satellite - 1.0%
Virgin Media, Inc.	4,500	109,575

	Shares	Value
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Pendrell Corp. (a)	23	$ 52
SOFTWARE - 1.2%
Application Software - 1.2%
AsiaInfo-Linkage, Inc. (a)	8,900	65,682
Synchronoss Technologies, Inc. (a)	2,601	64,791
		130,473
WIRELESS TELECOMMUNICATION SERVICES - 31.4%
Wireless Telecommunication Services - 31.4%
American Tower Corp. Class A (a)	17,000	914,600
Bharti Airtel Ltd.	3,177	24,383
Clearwire Corp. Class A (a)	33,731	78,593
Crown Castle International Corp. (a)	16,917	688,014
Leap Wireless International, Inc. (a)	21,100	145,590
MetroPCS Communications, Inc. (a)	19,378	168,782
NII Holdings, Inc. (a)	11,281	304,023
PT Indosat Tbk	219,500	129,839
SBA Communications Corp. Class A (a)	11,918	410,933
Sprint Nextel Corp. (a)	138,968	422,463
VimpelCom Ltd. sponsored ADR	5,700	54,321
		3,341,541
TOTAL COMMON STOCKS (Cost $11,050,769)		10,084,647
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.12% (b) (Cost $138,633)	138,633	138,633
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $11,189,402)	10,223,280
NET OTHER ASSETS (LIABILITIES) - 4.0%	425,212
NET ASSETS - 100%	$ 10,648,492
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 293
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 10,084,647	$ 9,758,563	$ 326,084	$ -
Money Market Funds	138,633	138,633	-	-
Total Investments in Securities:	$ 10,223,280	$ 9,897,196	$ 326,084	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $11,386,435. Net unrealized depreciation aggregated $1,163,155, of which $798,762 related to appreciated investment securities and $1,961,917 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

September 30, 2011

1.807738.107

VUT-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
ELECTRIC UTILITIES - 56.1%
Electric Utilities - 56.1%
American Electric Power Co., Inc.	12,962	$ 492,815
Duke Energy Corp.	146,311	2,924,757
E.ON AG	12,192	267,156
Edison International	112,438	4,300,754
Exelon Corp.	138,576	5,904,721
FirstEnergy Corp.	110,200	4,949,082
ITC Holdings Corp.	29,906	2,315,622
NextEra Energy, Inc.	32,957	1,780,337
NV Energy, Inc.	77,379	1,138,245
Progress Energy, Inc.	48,100	2,487,732
Southern Co.	57,082	2,418,564
		28,979,785
GAS UTILITIES - 1.3%
Gas Utilities - 1.3%
National Fuel Gas Co.	13,607	662,389
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.5%
Independent Power Producers & Energy Traders - 11.5%
Calpine Corp. (a)	120,733	1,699,921
Constellation Energy Group, Inc.	65,153	2,479,723
The AES Corp. (a)	183,645	1,792,375
		5,972,019
MULTI-UTILITIES - 29.0%
Multi-Utilities - 29.0%
CenterPoint Energy, Inc.	120,517	2,364,544

	Shares	Value
Dominion Resources, Inc.	71,212	$ 3,615,433
OGE Energy Corp.	27,897	1,333,198
PG&E Corp.	48,296	2,043,404
Public Service Enterprise Group, Inc.	103,688	3,460,069
Sempra Energy	42,541	2,190,862
		15,007,510
TOTAL COMMON STOCKS (Cost $48,019,138)		50,621,703
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.12% (b) (Cost $1,490,632)	1,490,632	1,490,632
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $49,509,770)		52,112,335
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(415,454)
NET ASSETS - 100%		$ 51,696,881
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 714
Fidelity Securities Lending Cash Central Fund	554
Total	$ 1,268
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $50,322,891. Net unrealized appreciation aggregated $1,789,444, of which $2,986,079 related to appreciated investment securities and $1,196,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2011

1.808797.107

VVL-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.3%
Honda Motor Co. Ltd.	1,800	$ 52,734
Household Durables - 5.7%
D.R. Horton, Inc.	13,100	118,424
Garmin Ltd. (d)	31,880	1,012,828
		1,131,252
Media - 2.5%
Time Warner, Inc.	5,300	158,841
Washington Post Co. Class B (d)	1,039	339,722
		498,563
Multiline Retail - 2.1%
JCPenney Co., Inc. (d)	13,093	350,631
Target Corp.	1,233	60,466
		411,097
Specialty Retail - 0.6%
American Eagle Outfitters, Inc.	9,967	116,813
TOTAL CONSUMER DISCRETIONARY		2,210,459
CONSUMER STAPLES - 12.4%
Beverages - 5.7%
Grupo Modelo SAB de CV Series C	197,400	1,129,969
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	3,190	107,120
Food Products - 2.4%
Kraft Foods, Inc. Class A	13,900	466,762
Household Products - 2.5%
Procter & Gamble Co.	7,713	487,307
Tobacco - 1.3%
Lorillard, Inc.	2,316	256,381
TOTAL CONSUMER STAPLES		2,447,539
ENERGY - 12.3%
Energy Equipment & Services - 1.6%
Transocean Ltd. (United States)	4,417	210,868
Weatherford International Ltd. (a)	8,952	109,304
		320,172
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	1,830	115,382
Apache Corp.	1,000	80,240
BP PLC sponsored ADR	4,003	144,388
Chevron Corp.	6,500	601,380
ConocoPhillips	697	44,134
El Paso Corp.	8,400	146,832
Marathon Oil Corp.	6,368	137,421

	Shares	Value
Marathon Petroleum Corp.	17,874	$ 483,670
Occidental Petroleum Corp.	4,856	347,204
		2,100,651
TOTAL ENERGY		2,420,823
FINANCIALS - 22.4%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	7,900	146,861
E*TRADE Financial Corp. (a)	25,050	228,206
Goldman Sachs Group, Inc.	1,761	166,503
Morgan Stanley	15,110	203,985
State Street Corp.	2,200	70,752
		816,307
Commercial Banks - 6.4%
Aozora Bank Ltd. (d)	154,000	354,595
KeyCorp	33,800	200,434
Sumitomo Mitsui Financial Group, Inc.	3,000	84,532
U.S. Bancorp	7,913	186,272
Wells Fargo & Co.	18,455	445,135
		1,270,968
Consumer Finance - 0.1%
Discover Financial Services	866	19,866
Diversified Financial Services - 6.4%
Bank of America Corp.	14,612	89,425
Citigroup, Inc.	31,693	811,975
JPMorgan Chase & Co.	11,796	355,296
		1,256,696
Insurance - 4.5%
Assurant, Inc.	1,300	46,540
Berkshire Hathaway, Inc. Class B (a)	1,071	76,084
First American Financial Corp.	6,549	83,827
MetLife, Inc.	11,700	327,717
RenaissanceRe Holdings Ltd.	1,251	79,814
The Chubb Corp.	2,000	119,980
XL Group PLC Class A	7,858	147,730
		881,692
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Co.	8,527	132,595
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	17,700	38,763
TOTAL FINANCIALS		4,416,887
HEALTH CARE - 17.0%
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	4,835	115,798
Health Care Providers & Services - 0.7%
Omnicare, Inc.	5,885	149,656
Pharmaceuticals - 15.7%
Bristol-Myers Squibb Co.	6,600	207,108
Eli Lilly & Co.	6,212	229,658
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	12,566	$ 800,580
Merck & Co., Inc.	21,770	712,097
Pfizer, Inc.	46,667	825,073
Sanofi-aventis sponsored ADR	9,960	326,688
		3,101,204
TOTAL HEALTH CARE		3,366,658
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.8%
United Technologies Corp.	4,970	349,689
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	3,304	106,686
Industrial Conglomerates - 3.5%
General Electric Co.	44,802	682,782
TOTAL INDUSTRIALS		1,139,157
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 7.8%
Alcatel-Lucent SA sponsored ADR (a)(d)	330,900	936,447
Cisco Systems, Inc.	8,746	135,476
Comverse Technology, Inc. (a)	67,800	476,634
		1,548,557
Electronic Equipment & Components - 0.5%
Corning, Inc.	7,644	94,480
Office Electronics - 1.0%
Xerox Corp.	29,450	205,267
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	62,014	315,031
Software - 0.5%
Microsoft Corp.	3,910	97,320
TOTAL INFORMATION TECHNOLOGY		2,260,655
MATERIALS - 2.9%
Chemicals - 1.8%
Clariant AG (Reg.) (a)	39,832	364,746
Metals & Mining - 1.1%
Newmont Mining Corp.	3,300	207,570
TOTAL MATERIALS		572,316

	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.	6,924	$ 229,323
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	26,434	80,359
TOTAL TELECOMMUNICATION SERVICES		309,682
UTILITIES - 2.2%
Electric Utilities - 2.2%
FirstEnergy Corp.	3,783	169,895
NextEra Energy, Inc.	4,831	260,971
		430,866
TOTAL COMMON STOCKS (Cost $23,692,624)		19,575,042
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 0.12% (b)	97,311	97,311
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,713,510	2,713,510
TOTAL MONEY MARKET FUNDS (Cost $2,810,821)		2,810,821
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $26,503,445)	22,385,863
NET OTHER ASSETS (LIABILITIES) - (13.4)%	(2,649,689)
NET ASSETS - 100%	$ 19,736,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 427
Fidelity Securities Lending Cash Central Fund	21,633
Total	$ 22,060
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,210,459	$ 2,157,725	$ 52,734	$ -
Consumer Staples	2,447,539	2,447,539	-	-
Energy	2,420,823	2,420,823	-	-
Financials	4,416,887	3,977,760	439,127	-
Health Care	3,366,658	3,366,658	-	-
Industrials	1,139,157	1,139,157	-	-
Information Technology	2,260,655	2,260,655	-	-
Materials	572,316	572,316	-	-
Telecommunication Services	309,682	309,682	-	-
Utilities	430,866	430,866	-	-
Money Market Funds	2,810,821	2,810,821	-	-
Total Investments in Securities:	$ 22,385,863	$ 21,894,002	$ 491,861	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $27,115,261. Net unrealized depreciation aggregated $4,729,398, of which $654,359 related to appreciated investment securities and $5,383,757 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011